UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 8 of its series: Allspring Managed Account CoreBuilder Shares-Series EPI, Allspring Disciplined Small Cap Fund, Allspring Discovery Small Cap Growth Fund, Allspring Index Fund, Allspring Innovation Fund, Allspring Precious Metals Fund, Allspring Special Small Cap Value Fund and Allspring Utility and Telecommunications Fund.

Date of reporting period: September 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Innovation Fund

September 30, 2024

Administrator Class

WFTDX

This semi-annual shareholder report contains important information about Innovation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$433,902,487
# of portfolio holdings	34
Portfolio turnover rate	17%
Total advisory fees paid	$1,563,277

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Tradeweb Markets, Inc., Class A	3.6
Globant SA	3.5
Trade Desk, Inc., Class A	3.5
Shopify, Inc., Class A	3.5
TransDigm Group, Inc.	3.3
Veeva Systems, Inc., Class A	3.2
MercadoLibre, Inc.	3.2
Old Dominion Freight Line, Inc.	3.1
CCC Intelligent Solutions Holdings, Inc.	3.1
Morningstar, Inc.	3.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	44.8
Industrials	17.9
Financials	15.5
Health care	9.2
Consumer discretionary	6.0
Communication services	3.6
Real estate	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3757 09-24

Semi-Annual Shareholder Report

Innovation Fund

September 30, 2024

Class A

WFSTX

This semi-annual shareholder report contains important information about Innovation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$64	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$433,902,487
# of portfolio holdings	34
Portfolio turnover rate	17%
Total advisory fees paid	$1,563,277

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Tradeweb Markets, Inc., Class A	3.6
Globant SA	3.5
Trade Desk, Inc., Class A	3.5
Shopify, Inc., Class A	3.5
TransDigm Group, Inc.	3.3
Veeva Systems, Inc., Class A	3.2
MercadoLibre, Inc.	3.2
Old Dominion Freight Line, Inc.	3.1
CCC Intelligent Solutions Holdings, Inc.	3.1
Morningstar, Inc.	3.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	44.8
Industrials	17.9
Financials	15.5
Health care	9.2
Consumer discretionary	6.0
Communication services	3.6
Real estate	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1600 09-24

Semi-Annual Shareholder Report

Innovation Fund

September 30, 2024

Class C

WFTCX

This semi-annual shareholder report contains important information about Innovation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$102	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$433,902,487
# of portfolio holdings	34
Portfolio turnover rate	17%
Total advisory fees paid	$1,563,277

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Tradeweb Markets, Inc., Class A	3.6
Globant SA	3.5
Trade Desk, Inc., Class A	3.5
Shopify, Inc., Class A	3.5
TransDigm Group, Inc.	3.3
Veeva Systems, Inc., Class A	3.2
MercadoLibre, Inc.	3.2
Old Dominion Freight Line, Inc.	3.1
CCC Intelligent Solutions Holdings, Inc.	3.1
Morningstar, Inc.	3.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	44.8
Industrials	17.9
Financials	15.5
Health care	9.2
Consumer discretionary	6.0
Communication services	3.6
Real estate	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1602 09-24

Semi-Annual Shareholder Report

Innovation Fund

September 30, 2024

Institutional Class

WFTIX

This semi-annual shareholder report contains important information about Innovation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$433,902,487
# of portfolio holdings	34
Portfolio turnover rate	17%
Total advisory fees paid	$1,563,277

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Tradeweb Markets, Inc., Class A	3.6
Globant SA	3.5
Trade Desk, Inc., Class A	3.5
Shopify, Inc., Class A	3.5
TransDigm Group, Inc.	3.3
Veeva Systems, Inc., Class A	3.2
MercadoLibre, Inc.	3.2
Old Dominion Freight Line, Inc.	3.1
CCC Intelligent Solutions Holdings, Inc.	3.1
Morningstar, Inc.	3.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	44.8
Industrials	17.9
Financials	15.5
Health care	9.2
Consumer discretionary	6.0
Communication services	3.6
Real estate	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4715 09-24

Semi-Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series EPI

September 30, 2024

AEPIX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EPI for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EPI	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Total net assets	$3,443,319
# of portfolio holdings	62
Portfolio turnover rate	8%
Total advisory fees paid	$0

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	8.5
Microsoft Corp.	8.4
Alphabet, Inc., Class C	5.7
Meta Platforms, Inc., Class A	4.5
Broadcom, Inc.	3.8
Amazon.com, Inc.	3.7
Eli Lilly & Co.	3.1
JPMorgan Chase & Co.	3.0
UnitedHealth Group, Inc.	3.0
TotalEnergies SE ADR	2.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.4
Financials	14.8
Health care	11.5
Consumer discretionary	11.3
Communication services	10.5
Industrials	10.1
Energy	4.8
Consumer staples	3.9
Materials	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4905 09-24

Semi-Annual Shareholder Report

Disciplined Small Cap Fund

September 30, 2024

Administrator Class

NVSOX

This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$56,640,753
# of portfolio holdings	286
Portfolio turnover rate	29%
Total advisory fees paid	$41,590

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Modine Manufacturing Co.	0.9
Zeta Global Holdings Corp., Class A	0.9
Fabrinet	0.8
Corcept Therapeutics, Inc.	0.8
Lantheus Holdings, Inc.	0.8
Stride, Inc.	0.8
Primoris Services Corp.	0.8
M/I Homes, Inc.	0.7
Jackson Financial, Inc., Class A	0.7
Enova International, Inc.	0.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	18.2
Health care	18.0
Industrials	17.1
Information technology	13.0
Consumer discretionary	10.4
Real estate	6.5
Energy	5.1
Materials	4.2
Utilities	3.0
Consumer staples	2.4
Communication services	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0084 09-24

Semi-Annual Shareholder Report

Disciplined Small Cap Fund

September 30, 2024

Class A

WDSAX

This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$56,640,753
# of portfolio holdings	286
Portfolio turnover rate	29%
Total advisory fees paid	$41,590

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Modine Manufacturing Co.	0.9
Zeta Global Holdings Corp., Class A	0.9
Fabrinet	0.8
Corcept Therapeutics, Inc.	0.8
Lantheus Holdings, Inc.	0.8
Stride, Inc.	0.8
Primoris Services Corp.	0.8
M/I Homes, Inc.	0.7
Jackson Financial, Inc., Class A	0.7
Enova International, Inc.	0.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	18.2
Health care	18.0
Industrials	17.1
Information technology	13.0
Consumer discretionary	10.4
Real estate	6.5
Energy	5.1
Materials	4.2
Utilities	3.0
Consumer staples	2.4
Communication services	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4335 09-24

Semi-Annual Shareholder Report

Disciplined Small Cap Fund

September 30, 2024

Class R6

WSCJX

This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$56,640,753
# of portfolio holdings	286
Portfolio turnover rate	29%
Total advisory fees paid	$41,590

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Modine Manufacturing Co.	0.9
Zeta Global Holdings Corp., Class A	0.9
Fabrinet	0.8
Corcept Therapeutics, Inc.	0.8
Lantheus Holdings, Inc.	0.8
Stride, Inc.	0.8
Primoris Services Corp.	0.8
M/I Homes, Inc.	0.7
Jackson Financial, Inc., Class A	0.7
Enova International, Inc.	0.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	18.2
Health care	18.0
Industrials	17.1
Information technology	13.0
Consumer discretionary	10.4
Real estate	6.5
Energy	5.1
Materials	4.2
Utilities	3.0
Consumer staples	2.4
Communication services	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4691 09-24

Semi-Annual Shareholder Report

Disciplined Small Cap Fund

September 30, 2024

Institutional Class

WSCOX

This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$56,640,753
# of portfolio holdings	286
Portfolio turnover rate	29%
Total advisory fees paid	$41,590

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Modine Manufacturing Co.	0.9
Zeta Global Holdings Corp., Class A	0.9
Fabrinet	0.8
Corcept Therapeutics, Inc.	0.8
Lantheus Holdings, Inc.	0.8
Stride, Inc.	0.8
Primoris Services Corp.	0.8
M/I Homes, Inc.	0.7
Jackson Financial, Inc., Class A	0.7
Enova International, Inc.	0.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	18.2
Health care	18.0
Industrials	17.1
Information technology	13.0
Consumer discretionary	10.4
Real estate	6.5
Energy	5.1
Materials	4.2
Utilities	3.0
Consumer staples	2.4
Communication services	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3181 09-24

Semi-Annual Shareholder Report

Discovery Small Cap Growth Fund

September 30, 2024

Administrator Class

EGWDX

This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$93,499,601
# of portfolio holdings	81
Portfolio turnover rate	55%
Total advisory fees paid	$245,978

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3756 09-24

Semi-Annual Shareholder Report

Discovery Small Cap Growth Fund

September 30, 2024

Class A

EGWAX

This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$63	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$93,499,601
# of portfolio holdings	81
Portfolio turnover rate	55%
Total advisory fees paid	$245,978

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4308 09-24

Semi-Annual Shareholder Report

Discovery Small Cap Growth Fund

September 30, 2024

Class C

EGWCX

This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$102	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$93,499,601
# of portfolio holdings	81
Portfolio turnover rate	55%
Total advisory fees paid	$245,978

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3551 09-24

Semi-Annual Shareholder Report

Discovery Small Cap Growth Fund

September 30, 2024

Class R6

EGWRX

This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$93,499,601
# of portfolio holdings	81
Portfolio turnover rate	55%
Total advisory fees paid	$245,978

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4821 09-24

Semi-Annual Shareholder Report

Discovery Small Cap Growth Fund

September 30, 2024

Institutional Class

EGRYX

This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$93,499,601
# of portfolio holdings	81
Portfolio turnover rate	55%
Total advisory fees paid	$245,978

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4132 09-24

Semi-Annual Shareholder Report

Index Fund

September 30, 2024

Administrator Class

WFIOX

This semi-annual shareholder report contains important information about Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,333,931,759
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$31,153

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	7.2
Microsoft Corp.	6.5
NVIDIA Corp.	6.1
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.5
Alphabet, Inc., Class A	2.0
Berkshire Hathaway, Inc., Class B	1.7
Alphabet, Inc., Class C	1.6
Broadcom, Inc.	1.6
Tesla, Inc.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.7
Financials	12.9
Health care	11.6
Consumer discretionary	10.1
Communication services	8.9
Industrials	8.5
Consumer staples	5.9
Energy	3.3
Utilities	2.5
Real estate	2.3
Materials	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0088 09-24

Semi-Annual Shareholder Report

Index Fund

September 30, 2024

Class A

WFILX

This semi-annual shareholder report contains important information about Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,333,931,759
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$31,153

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	7.2
Microsoft Corp.	6.5
NVIDIA Corp.	6.1
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.5
Alphabet, Inc., Class A	2.0
Berkshire Hathaway, Inc., Class B	1.7
Alphabet, Inc., Class C	1.6
Broadcom, Inc.	1.6
Tesla, Inc.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.7
Financials	12.9
Health care	11.6
Consumer discretionary	10.1
Communication services	8.9
Industrials	8.5
Consumer staples	5.9
Energy	3.3
Utilities	2.5
Real estate	2.3
Materials	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3329 09-24

Semi-Annual Shareholder Report

Index Fund

September 30, 2024

Class C

WFINX

This semi-annual shareholder report contains important information about Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$63	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,333,931,759
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$31,153

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	7.2
Microsoft Corp.	6.5
NVIDIA Corp.	6.1
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.5
Alphabet, Inc., Class A	2.0
Berkshire Hathaway, Inc., Class B	1.7
Alphabet, Inc., Class C	1.6
Broadcom, Inc.	1.6
Tesla, Inc.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.7
Financials	12.9
Health care	11.6
Consumer discretionary	10.1
Communication services	8.9
Industrials	8.5
Consumer staples	5.9
Energy	3.3
Utilities	2.5
Real estate	2.3
Materials	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3501 09-24

Semi-Annual Shareholder Report

Precious Metals Fund

September 30, 2024

Administrator Class

EKWDX

This semi-annual shareholder report contains important information about Precious Metals Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$54	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$370,817,524
Consolidated # of portfolio holdings	49
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$973,873

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	7.1
Newmont Corp.	6.4
Kinross Gold Corp. Toronto Stock Exchange	5.9
Lundin Gold, Inc.	5.8
Gold Bullion	5.5
Alamos Gold, Inc., Class A	5.4
Wheaton Precious Metals Corp.	5.3
Barrick Gold Corp.	4.6
Endeavour Mining PLC	3.7
Northern Star Resources Ltd.	3.6

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	69.7
United States	17.3
United Kingdom	5.7
Australia	4.0
South Africa	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3758 09-24

Semi-Annual Shareholder Report

Precious Metals Fund

September 30, 2024

Class A

EKWAX

This semi-annual shareholder report contains important information about Precious Metals Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$62	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$370,817,524
Consolidated # of portfolio holdings	49
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$973,873

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	7.1
Newmont Corp.	6.4
Kinross Gold Corp. Toronto Stock Exchange	5.9
Lundin Gold, Inc.	5.8
Gold Bullion	5.5
Alamos Gold, Inc., Class A	5.4
Wheaton Precious Metals Corp.	5.3
Barrick Gold Corp.	4.6
Endeavour Mining PLC	3.7
Northern Star Resources Ltd.	3.6

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	69.7
United States	17.3
United Kingdom	5.7
Australia	4.0
South Africa	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0654 09-24

Semi-Annual Shareholder Report

Precious Metals Fund

September 30, 2024

Class C

EKWCX

This semi-annual shareholder report contains important information about Precious Metals Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$105	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$370,817,524
Consolidated # of portfolio holdings	49
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$973,873

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	7.1
Newmont Corp.	6.4
Kinross Gold Corp. Toronto Stock Exchange	5.9
Lundin Gold, Inc.	5.8
Gold Bullion	5.5
Alamos Gold, Inc., Class A	5.4
Wheaton Precious Metals Corp.	5.3
Barrick Gold Corp.	4.6
Endeavour Mining PLC	3.7
Northern Star Resources Ltd.	3.6

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	69.7
United States	17.3
United Kingdom	5.7
Australia	4.0
South Africa	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0954 09-24

Semi-Annual Shareholder Report

Precious Metals Fund

September 30, 2024

Institutional Class

EKWYX

This semi-annual shareholder report contains important information about Precious Metals Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$45	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$370,817,524
Consolidated # of portfolio holdings	49
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$973,873

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	7.1
Newmont Corp.	6.4
Kinross Gold Corp. Toronto Stock Exchange	5.9
Lundin Gold, Inc.	5.8
Gold Bullion	5.5
Alamos Gold, Inc., Class A	5.4
Wheaton Precious Metals Corp.	5.3
Barrick Gold Corp.	4.6
Endeavour Mining PLC	3.7
Northern Star Resources Ltd.	3.6

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	69.7
United States	17.3
United Kingdom	5.7
Australia	4.0
South Africa	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0154 09-24

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2024

Administrator Class

ESPIX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Administrator Class is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$58	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,482,303,354
# of portfolio holdings	137
Portfolio turnover rate	10%
Total advisory fees paid	$21,376,435

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0737 09-24

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2024

Class A

ESPAX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class A is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$62	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,482,303,354
# of portfolio holdings	137
Portfolio turnover rate	10%
Total advisory fees paid	$21,376,435

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0637 09-24

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2024

Class C

ESPCX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$99	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,482,303,354
# of portfolio holdings	137
Portfolio turnover rate	10%
Total advisory fees paid	$21,376,435

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4511 09-24

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2024

Class R6

ESPRX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class R6 is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,482,303,354
# of portfolio holdings	137
Portfolio turnover rate	10%
Total advisory fees paid	$21,376,435

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4667 09-24

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2024

Institutional Class

ESPNX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Institutional Class is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$46	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,482,303,354
# of portfolio holdings	137
Portfolio turnover rate	10%
Total advisory fees paid	$21,376,435

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4143 09-24

Semi-Annual Shareholder Report

Utility and Telecommunications Fund

September 30, 2024

Administrator Class

EVUDX

This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$356,908,510
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$856,808

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	12.5
Constellation Energy Corp.	6.1
Southern Co.	6.0
Sempra	4.4
American Electric Power Co., Inc.	4.4
Duke Energy Corp.	4.3
DTE Energy Co.	3.9
Atmos Energy Corp.	3.4
CMS Energy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	80.6
Communication services	5.3
Health care	3.0
Real estate	2.9
Information technology	2.9
Financials	2.7
Consumer discretionary	1.6
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3759 09-24

Semi-Annual Shareholder Report

Utility and Telecommunications Fund

September 30, 2024

Class A

EVUAX

This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$57	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$356,908,510
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$856,808

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	12.5
Constellation Energy Corp.	6.1
Southern Co.	6.0
Sempra	4.4
American Electric Power Co., Inc.	4.4
Duke Energy Corp.	4.3
DTE Energy Co.	3.9
Atmos Energy Corp.	3.4
CMS Energy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	80.6
Communication services	5.3
Health care	3.0
Real estate	2.9
Information technology	2.9
Financials	2.7
Consumer discretionary	1.6
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0667 09-24

Semi-Annual Shareholder Report

Utility and Telecommunications Fund

September 30, 2024

Class C

EVUCX

This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$98	1.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$356,908,510
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$856,808

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	12.5
Constellation Energy Corp.	6.1
Southern Co.	6.0
Sempra	4.4
American Electric Power Co., Inc.	4.4
Duke Energy Corp.	4.3
DTE Energy Co.	3.9
Atmos Energy Corp.	3.4
CMS Energy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	80.6
Communication services	5.3
Health care	3.0
Real estate	2.9
Information technology	2.9
Financials	2.7
Consumer discretionary	1.6
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0967 09-24

Semi-Annual Shareholder Report

Utility and Telecommunications Fund

September 30, 2024

Institutional Class

EVUYX

This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$356,908,510
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$856,808

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	12.5
Constellation Energy Corp.	6.1
Southern Co.	6.0
Sempra	4.4
American Electric Power Co., Inc.	4.4
Duke Energy Corp.	4.3
DTE Energy Co.	3.9
Atmos Energy Corp.	3.4
CMS Energy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	80.6
Communication services	5.3
Health care	3.0
Real estate	2.9
Information technology	2.9
Financials	2.7
Consumer discretionary	1.6
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0767 09-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Discovery Small Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2024

Allspring Discovery Small Cap Growth Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.12%
Communication services: 1.54%
Entertainment: 1.54%
Liberty Media Corp.-Liberty Live Class C†	28,049	$1,439,755
Consumer discretionary: 8.33%
Automobile components: 2.06%
Modine Manufacturing Co.†	14,493	1,924,525
Diversified consumer services: 1.43%
Bright Horizons Family Solutions, Inc.†	8,163	1,143,881
Stride, Inc.†	2,309	196,981
		1,340,862
Hotels, restaurants & leisure: 2.46%
Dutch Bros, Inc. Class A†	21,092	675,577
Sweetgreen, Inc. Class A†	31,370	1,112,067
Wingstop, Inc.	1,241	516,355
		2,303,999
Household durables: 1.48%
Taylor Morrison Home Corp. Class A†	19,740	1,386,932
Specialty retail: 0.90%
Boot Barn Holdings, Inc.†	4,999	836,233
Consumer staples: 3.73%
Food products: 1.21%
Freshpet, Inc.†	8,276	1,131,909
Personal care products: 2.52%
BellRing Brands, Inc.†	22,735	1,380,469
e.l.f. Beauty, Inc.†	8,926	973,202
		2,353,671
Energy: 0.66%
Energy equipment & services: 0.66%
Noble Corp. PLC	17,091	617,669
Financials: 8.21%
Capital markets: 3.49%
Hamilton Lane, Inc. Class A	7,510	1,264,609
Morningstar, Inc.	4,837	1,543,584
Sprott, Inc.	10,462	453,109
		3,261,302
Financial services: 1.56%
Shift4 Payments, Inc. Class A†	16,417	1,454,546
The accompanying notes are an integral part of these financial statements.
2 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Insurance: 3.16%
Palomar Holdings, Inc.†	16,052	$1,519,643
Skyward Specialty Insurance Group, Inc.†	35,320	1,438,583
		2,958,226
Health care: 22.81%
Biotechnology: 7.54%
ARS Pharmaceuticals, Inc.†	14,610	211,845
CareDx, Inc.†	15,742	491,544
Cytokinetics, Inc.†	4,733	249,902
Halozyme Therapeutics, Inc.†	12,698	726,833
Insmed, Inc.†	7,822	571,006
Krystal Biotech, Inc.†	3,923	714,104
Natera, Inc.†	14,369	1,824,145
Soleno Therapeutics, Inc.†	6,146	310,312
Vaxcyte, Inc.†	7,096	810,860
Vericel Corp.†	27,062	1,143,369
		7,053,920
Health care equipment & supplies: 6.51%
Glaukos Corp.†	9,459	1,232,318
Inspire Medical Systems, Inc.†	3,600	759,780
iRhythm Technologies, Inc.†	9,723	721,836
Lantheus Holdings, Inc.†	8,592	942,972
PROCEPT BioRobotics Corp.†	8,752	701,210
TransMedics Group, Inc.†	11,037	1,732,809
		6,090,925
Health care providers & services: 6.62%
Ensign Group, Inc.	8,341	1,199,603
HealthEquity, Inc.†	20,875	1,708,619
PACS Group, Inc.†	31,246	1,248,902
RadNet, Inc.†	29,274	2,031,323
		6,188,447
Pharmaceuticals: 2.14%
Corcept Therapeutics, Inc.†	11,415	528,286
Ligand Pharmaceuticals, Inc.†	8,536	854,368
Tarsus Pharmaceuticals, Inc.†	18,642	613,136
		1,995,790
Industrials: 28.06%
Aerospace & defense: 1.33%
AAR Corp.†	19,035	1,244,127
Building products: 2.05%
AAON, Inc.	17,730	1,912,003
Commercial services & supplies: 5.78%
ACV Auctions, Inc. Class A†	45,409	923,165
Casella Waste Systems, Inc. Class A†	20,589	2,048,400
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
CECO Environmental Corp.†	39,044	$1,101,041
Tetra Tech, Inc.	28,152	1,327,648
		5,400,254
Construction & engineering: 5.37%
Comfort Systems USA, Inc.	4,616	1,801,856
Construction Partners, Inc. Class A†	16,778	1,171,104
Sterling Infrastructure, Inc.†	14,105	2,045,507
		5,018,467
Electrical equipment: 0.90%
American Superconductor Corp.†	35,823	845,423
Ground transportation: 1.42%
Saia, Inc.†	3,042	1,330,145
Machinery: 2.47%
Esab Corp.	10,903	1,159,098
RBC Bearings, Inc.†	3,853	1,153,511
		2,312,609
Marine transportation: 1.30%
Kirby Corp.†	9,918	1,214,261
Professional services: 3.72%
ICF International, Inc.	8,930	1,489,435
Parsons Corp.†	19,169	1,987,442
		3,476,877
Trading companies & distributors: 3.72%
Applied Industrial Technologies, Inc.	8,277	1,846,847
SiteOne Landscape Supply, Inc.†	7,496	1,131,221
Xometry, Inc. Class A†	27,361	502,622
		3,480,690
Information technology: 22.18%
Electronic equipment, instruments & components: 4.21%
Fabrinet†	5,186	1,226,178
Littelfuse, Inc.	4,232	1,122,538
Novanta, Inc.†	8,859	1,585,052
		3,933,768
IT services: 2.53%
Globant SA†	6,123	1,213,211
Wix.com Ltd.†	6,864	1,147,455
		2,360,666
Semiconductors & semiconductor equipment: 3.23%
Camtek Ltd.	8,811	703,559
The accompanying notes are an integral part of these financial statements.
4 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Impinj, Inc.†	5,133	$1,111,397
Onto Innovation, Inc.†	5,827	1,209,452
		3,024,408
Software: 12.21%
Appfolio, Inc. Class A†	3,031	713,497
CCC Intelligent Solutions Holdings, Inc.†	104,330	1,152,846
Clearwater Analytics Holdings, Inc. Class A†	68,795	1,737,074
CommVault Systems, Inc.†	5,769	887,561
CyberArk Software Ltd.†	6,676	1,946,788
Descartes Systems Group, Inc.†	15,337	1,579,098
SPS Commerce, Inc.†	9,402	1,825,586
Varonis Systems, Inc. Class B†	27,842	1,573,073
		11,415,523
Materials: 3.60%
Chemicals: 0.51%
Aspen Aerogels, Inc.†	17,103	473,582
Metals & mining: 3.09%
ATI, Inc.†	17,684	1,183,237
Carpenter Technology Corp.	10,716	1,710,059
		2,893,296
Total common stocks (Cost $69,542,685)		92,674,810

		Yield
Short-term investments: 0.63%
Investment companies: 0.63%
Allspring Government Money Market Fund Select Class♠∞		4.86%	591,102	591,102
Total short-term investments (Cost $591,102)				591,102
Total investments in securities (Cost $70,133,787)	99.75%			93,265,912
Other assets and liabilities, net	0.25			233,689
Total net assets	100.00%			$93,499,601

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,540,272	$16,994,137	$(18,943,307)	$0	$0	$591,102	591,102	$39,375
The accompanying notes are an integral part of these financial statements.
6 | Allspring Discovery Small Cap Growth Fund

Statement of assets and liabilities—September 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $69,542,685)	$92,674,810
Investments in affiliated securities, at value (cost $591,102)	591,102
Foreign currency, at value (cost $11,360)	11,548
Receivable for investments sold	810,910
Receivable for Fund shares sold	106,927
Receivable for dividends	9,999
Prepaid expenses and other assets	112,803
Total assets	94,318,099
Liabilities
Payable for investments purchased	409,755
Payable for Fund shares redeemed	299,169
Management fee payable	41,692
Shareholder servicing fee payable	14,202
Administration fees payable	13,404
Trustees’ fees and expenses payable	2,316
Distribution fee payable	183
Accrued expenses and other liabilities	37,777
Total liabilities	818,498
Total net assets	$93,499,601
Net assets consist of
Paid-in capital	$91,896,745
Total distributable earnings	1,602,856
Total net assets	$93,499,601
Computation of net asset value and offering price per share
Net assets–Class A	$70,437,711
Shares outstanding–Class A1	5,270,023
Net asset value per share–Class A	$13.37
Maximum offering price per share – Class A2	$14.19
Net assets–Class C	$308,567
Shares outstanding–Class C1	29,680
Net asset value per share–Class C	$10.40
Net assets–Class R6	$3,560,875
Shares outstanding–Class R6[1]	202,534
Net asset value per share–Class R6	$17.58
Net assets–Administrator Class	$250,790
Shares outstanding–Administrator Class[1]	14,938
Net asset value per share–Administrator Class	$16.79
Net assets–Institutional Class	$18,941,658
Shares outstanding–Institutional Class[1]	1,082,868
Net asset value per share–Institutional Class	$17.49
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 7

Statement of operations—six months ended September 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,138)	$99,755
Income from affiliated securities	39,375
Total investment income	139,130
Expenses
Management fee	380,934
Administration fees
Class A	67,558
Class C	292
Class R6	540
Administrator Class	168
Institutional Class	11,651
Shareholder servicing fees
Class A	84,447
Class C	366
Administrator Class	323
Distribution fee
Class C	1,097
Custody and accounting fees	1,870
Professional fees	24,136
Registration fees	34,902
Shareholder report expenses	14,465
Trustees’ fees and expenses	12,934
Other fees and expenses	10,796
Total expenses	646,479
Less: Fee waivers and/or expense reimbursements
Fund-level	(134,956)
Net expenses	511,523
Net investment loss	(372,393)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	4,967,677
Foreign currency and foreign currency translations	2,999
Net realized gains on investments	4,970,676
Net change in unrealized gains (losses) on
Unaffiliated securities	1,224,710
Foreign currency and foreign currency translations	225
Net change in unrealized gains (losses) on investments	1,224,935
Net realized and unrealized gains (losses) on investments	6,195,611
Net increase in net assets resulting from operations	$5,823,218
The accompanying notes are an integral part of these financial statements.
8 | Allspring Discovery Small Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2024 (unaudited)		Year ended March 31, 2024
Operations
Net investment loss		$(372,393)		$(612,796)
Net realized gains (losses) on investments		4,970,676		(4,852,860)
Net change in unrealized gains (losses) on investments		1,224,935		15,378,218
Net increase in net assets resulting from operations		5,823,218		9,912,562
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	76,141	954,562	164,782	1,879,636
Class C	10	100	3,779	35,399
Class R6	35,411	572,340	187,538	2,914,052
Administrator Class	283	4,365	1,039	14,855
Institutional Class	250,014	4,042,133	363,491	5,283,417
		5,573,500		10,127,359
Payment for shares redeemed
Class A	(381,117)	(4,754,839)	(1,116,204)	(12,602,956)
Class C	(977)	(9,284)	(21,929)	(190,560)
Class R6	(49,488)	(804,915)	(80,177)	(1,208,038)
Administrator Class	(2,322)	(37,535)	(8,901)	(125,734)
Institutional Class	(79,471)	(1,295,815)	(1,928,680)	(29,392,318)
		(6,902,388)		(43,519,606)
Net decrease in net assets resulting from capital share transactions		(1,328,888)		(33,392,247)
Total increase (decrease) in net assets		4,494,330		(23,479,685)
Net assets
Beginning of period		89,005,271		112,484,956
End of period		$93,499,601		$89,005,271
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.54	$11.29	$14.82	$21.39	$11.00	$13.28
Net investment loss	(0.06)[1]	(0.08)[1]	(0.10)[1]	(0.21)[1]	(0.18)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	0.89	1.33	(2.55)	(2.94)	11.09	(1.27)
Total from investment operations	0.83	1.25	(2.65)	(3.15)	10.91	(1.37)
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)	(0.91)
Net asset value, end of period	$13.37	$12.54	$11.29	$14.82	$21.39	$11.00
Total return[2]	6.62%	11.07%	(17.58)%	(17.57)%	99.31%	(11.52)%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.54%	1.51%	1.44%	1.47%	1.52%
Net expenses	1.22%	1.22%	1.23%	1.23%	1.23%	1.23%
Net investment loss	(0.91)%	(0.71)%	(0.88)%	(1.03)%	(0.99)%	(0.74)%
Supplemental data
Portfolio turnover rate	55%	48%	44%	55%	55%	63%
Net assets, end of period (000s omitted)	$70,438	$69,920	$73,660	$101,163	$132,937	$66,472

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Discovery Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.79	$8.88	$11.99	$18.08	$9.39	$11.55
Net investment loss	(0.08)[1]	(0.13)[1]	(0.15)[1]	(0.31)[1]	(0.28)[1]	(0.18)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.01	0.00
Net realized and unrealized gains (losses) on investments	0.69	1.04	(2.08)	(2.36)	9.48	(1.07)
Total from investment operations	0.61	0.91	(2.23)	(2.67)	9.21	(1.25)
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)	(0.91)
Net asset value, end of period	$10.40	$9.79	$8.88	$11.99	$18.08	$9.39
Total return[2]	6.23%	10.25%	(18.25)%	(18.16)%	98.22%[3]	(12.30)%
Ratios to average net assets (annualized)
Gross expenses	2.27%	2.26%	2.18%	2.18%	2.20%	2.26%
Net expenses	1.97%	1.97%	1.97%	1.98%	1.98%	1.98%
Net investment loss	(1.66)%	(1.46)%	(1.62)%	(1.79)%	(1.74)%	(1.49)%
Supplemental data
Portfolio turnover rate	55%	48%	44%	55%	55%	63%
Net assets, end of period (000s omitted)	$309	$300	$433	$793	$1,569	$395

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended March 31, 2021, the Fund received a payment from an affiliate which had an impact of 0.09% on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class R6		2024	2023	2022	2021[1]
Net asset value, beginning of period	$16.46	$14.75	$18.95	$26.29	$17.87
Net investment loss	(0.04)[2]	(0.04)[2]	(0.07)[2]	(0.14)[2]	(0.11)[2]
Net realized and unrealized gains (losses) on investments	1.16	1.75	(3.25)	(3.78)	9.05
Total from investment operations	1.12	1.71	(3.32)	(3.92)	8.94
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)
Net asset value, end of period	$17.58	$16.46	$14.75	$18.95	$26.29
Total return[3]	6.80%	11.59%	(17.28)%	(17.21)%	50.11%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.12%	1.09%	1.02%	1.03%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment loss	(0.49)%	(0.28)%	(0.45)%	(0.58)%	(0.54)%
Supplemental data
Portfolio turnover rate	55%	48%	44%	55%	55%
Net assets, end of period (000s omitted)	$3,561	$3,566	$1,612	$2,169	$454

[1]	For the period from May 29, 2020 (commencement of class operations) to March 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Discovery Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.75	$14.16	$18.26	$25.54	$12.91	$15.43
Net investment loss	(0.07)[1]	(0.09)[1]	(0.12)[1]	(0.22)[1]	(0.20)[1]	(0.11)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.11	0.00
Net realized and unrealized gains (losses) on investments	1.11	1.68	(3.10)	(3.64)	13.24	(1.50)
Total from investment operations	1.04	1.59	(3.22)	(3.86)	13.15	(1.61)
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)	(0.91)
Net asset value, end of period	$16.79	$15.75	$14.16	$18.26	$25.54	$12.91
Total return[2]	6.60%	11.23%	(17.39)%[3]	(17.49)%	101.97%[4]	(11.52)%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.46%	1.43%	1.37%	1.39%	1.44%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.84)%	(0.64)%	(0.79)%	(0.95)%	(0.90)%	(0.66)%
Supplemental data
Portfolio turnover rate	55%	48%	44%	55%	55%	63%
Net assets, end of period (000s omitted)	$251	$267	$352	$504	$391	$93

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	During the year ended March 31, 2023, the Fund received payments from a service provider which had a 0.18% impact on the total return.
[4]	During the year ended March 31, 2021, the Fund received a payment from an affiliate which had an impact of 0.89% on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.39	$14.70	$18.91	$26.26	$13.39	$15.94
Net investment loss	(0.05)[1]	(0.06)[1]	(0.08)[1]	(0.17)[1]	(0.15)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	1.15	1.75	(3.25)	(3.76)	13.54	(1.57)
Total from investment operations	1.10	1.69	(3.33)	(3.93)	13.39	(1.64)
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)	(0.91)
Net asset value, end of period	$17.49	$16.39	$14.70	$18.91	$26.26	$13.39
Total return[2]	6.71%	11.50%	(17.37)%	(17.27)%	100.11%	(11.29)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.18%	1.12%	1.14%	1.19%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.59)%	(0.39)%	(0.53)%	(0.69)%	(0.66)%	(0.41)%
Supplemental data
Portfolio turnover rate	55%	48%	44%	55%	55%	63%
Net assets, end of period (000s omitted)	$18,942	$14,951	$36,428	$36,936	$19,311	$7,980

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Allspring Discovery Small Cap Growth Fund | 15

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $70,835,863 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$24,977,219
Gross unrealized losses	(2,547,170)
Net unrealized gains	$22,430,049
As of March 31, 2024, the Fund had capital loss carryforwards which consisted of $7,153,331 in short-term capital losses and $18,124,552 in long-term capital losses.
As of March 31, 2024, the  Fund had a qualified late-year ordinary loss of $140,385 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,439,755	$0	$0	$1,439,755
Consumer discretionary	7,792,551	0	0	7,792,551
Consumer staples	3,485,580	0	0	3,485,580
Energy	617,669	0	0	617,669
Financials	7,674,074	0	0	7,674,074
Health care	21,329,082	0	0	21,329,082
Industrials	26,234,856	0	0	26,234,856
Information technology	20,734,365	0	0	20,734,365
Materials	3,366,878	0	0	3,366,878
Short-term investments
Investment companies	591,102	0	0	591,102
Total assets	$93,265,912	$0	$0	$93,265,912
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2024, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Discovery Small Cap Growth Fund | 17

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Class R6	0.80
Administrator Class	1.15
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2024, Allspring Funds Distributor received $201 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2024 were $48,913,782 and $49,049,356, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of
18 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Discovery Small Cap Growth Fund | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Discovery Small Cap Growth Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Discovery Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the portfolio managers responsible for the day-to-day portfolio management of the Fund would be changing during the Summer of 2024, and the Board considered the revised portfolio management team that would be taking over portfolio management responsibilities. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Russell 2000® Growth Index, for the five- and ten-year periods under review, but lower for the one- and three-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the five-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Discovery Small Cap Growth Fund | 23

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Discovery Small Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4308 09-24

Allspring Precious Metals Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2024

Allspring Precious Metals Fund | 1

Consolidated portfolio of investments—September 30, 2024 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 92.82%
Australia: 3.96%
Evolution Mining Ltd. (Materials, Metals & mining)	400,000	$1,283,146
Northern Star Resources Ltd. (Materials, Metals & mining)	1,215,412	13,419,196
		14,702,342
Canada: 68.53%
Agnico Eagle Mines Ltd. (Materials, Metals & mining)	325,807	26,246,200
Agnico Eagle Mines Ltd.-Legend Shares (Materials, Metals & mining)†	35,000	2,819,600
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares (Materials, Metals & mining)	115,664	9,317,892
Alamos Gold, Inc. Class A (Materials, Metals & mining)	1,003,980	20,006,108
Artemis Gold, Inc. (Materials, Metals & mining)†	1,320,000	12,658,804
Ascot Resources Ltd. (Acquired 7-16-2024, cost $440,348) (Materials, Metals & mining)♦†˃	1,400,000	165,626
B2Gold Corp. (Materials, Metals & mining)	2,250,000	6,954,046
Barrick Gold Corp. (Materials, Metals & mining)	860,723	17,119,780
Calibre Mining Corp. (Materials, Metals & mining)†	154,100	297,387
Centerra Gold, Inc. (Materials, Metals & mining)	150,000	1,076,934
Centerra Gold, Inc.-Legend Shares (Materials, Metals & mining)†	250,000	1,794,891
Dundee Precious Metals, Inc. (Materials, Metals & mining)	1,050,000	10,636,253
Eldorado Gold Corp. (Materials, Metals & mining)†	200,000	3,476,654
Franco-Nevada Corp.-Legend Shares (Materials, Metals & mining)144A†	95,948	11,917,147
G Mining Ventures Corp. (Materials, Metals & mining)†	278,125	1,928,953
Greenheart Gold, Inc. (Materials, Metals & mining)†	125,000	49,910
IAMGOLD Corp. (Materials, Metals & mining)†	1,000,000	5,242,338
Kinross Gold Corp. Toronto Stock Exchange (Materials, Metals & mining)	2,332,483	21,851,129
Lundin Gold, Inc. (Materials, Metals & mining)	1,000,000	21,627,417
MAG Silver Corp. (Materials, Metals & mining)†	175,000	2,462,383
MAG Silver Corp.-Legend Shares (Materials, Metals & mining)†	100,000	1,407,076
New Gold, Inc. (Materials, Metals & mining)†	1,450,000	4,202,743
OceanaGold Corp. (Materials, Metals & mining)	3,000,000	8,495,693
Orla Mining Ltd. (Materials, Metals & mining)†	450,000	1,810,048
Osisko Gold Royalties Ltd. (Materials, Metals & mining)	280,000	5,186,144
Osisko Mining, Inc. (Materials, Metals & mining)†	1,150,000	4,141,003
Pan American Silver Corp. (Materials, Metals & mining)	47,940	1,001,017
Pan American Silver Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	435,000	9,078,450
SilverCrest Metals, Inc. (Materials, Metals & mining)†	275,000	2,551,850
Skeena Resources Ltd. (Materials, Metals & mining)†	450,000	3,823,062
Snowline Gold Corp. (Materials, Metals & mining)†	61,300	255,181
Torex Gold Resources, Inc. Toronto Stock Exchange (Materials, Metals & mining)†	235,000	4,484,713
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)144A†	185,000	3,530,519
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)†	266,250	5,081,084
Triple Flag Precious Metals Corp. (Materials, Metals & mining)	100,000	1,619,284
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Precious Metals Fund

Consolidated portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Canada(continued)
Wheaton Precious Metals Corp. (Materials, Metals & mining)	12,950	$790,913
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	311,000	18,995,880
		254,104,112
South Africa: 3.21%
Gold Fields Ltd. ADR (Materials, Metals & mining)	775,000	11,896,250
United Kingdom: 5.60%
Anglogold Ashanti PLC (Materials, Metals & mining)	270,591	7,205,838
Endeavour Mining PLC (Materials, Metals & mining)	570,000	13,545,640
		20,751,478
United States: 11.52%
Newmont Corp. (Materials, Metals & mining)	444,719	23,770,230
Newmont Corp.-Toronto Exchange Traded Shares (Materials, Metals & mining)	131,348	7,022,643
Royal Gold, Inc. (Materials, Metals & mining)	85,036	11,930,551
		42,723,424
Total common stocks (Cost $161,505,253)		344,177,606

	Expiration date
Rights: 0.00%
Canada: 0.00%
Kinross Gold Corp. (Materials, Metals & mining)♦†	3-1-2032	75,000	18,734
Total rights (Cost $0)			18,734
Warrants: 0.00%
Canada: 0.00%
Ascot Resources Ltd. (Materials, Metals & mining)♦†	7-25-2026	1,400,000	0
Total warrants (Cost $0)			0

	Troy Ounces
Commodities: 5.46%
Gold Bullion*	7,690	20,233,007
Total commodities (Cost $4,532,552)		20,233,007
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 3

Consolidated portfolio of investments—September 30, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.86%
Investment companies: 1.86%
Allspring Government Money Market Fund Select Class♠∞		4.86%	6,891,089	$6,891,089
Total short-term investments (Cost $6,891,089)				6,891,089
Total investments in securities (Cost $172,928,894)	100.14%			371,320,436
Other assets and liabilities, net	(0.14)			(502,912)
Total net assets	100.00%			$370,817,524

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $165,626 (original an aggregate cost of $440,348), representing 0.04% of its net assets as of period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,103,866	$34,905,394	$(31,118,171)	$0	$0	$6,891,089	6,891,089	$126,446
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Precious Metals Fund

Consolidated statement of assets and liabilities—September 30, 2024 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $161,505,253)	$344,196,340
Investments in affiliated securities, at value (cost $6,891,089)	6,891,089
Investments in commodities, at value (cost $4,532,552)	20,233,007
Cash	69,008
Foreign currency, at value (cost $3,179)	3,180
Receivable for Fund shares sold	643,594
Receivable for dividends	400,650
Prepaid expenses and other assets	114,909
Total assets	372,551,777
Liabilities
Payable for Fund shares redeemed	1,105,235
Payable for investments purchased	256,663
Management fee payable	177,314
Administration fees payable	50,225
Shareholder servicing fee payable	46,902
Trustees’ fees and expenses payable	5,470
Distribution fee payable	4,722
Accrued expenses and other liabilities	87,722
Total liabilities	1,734,253
Total net assets	$370,817,524
Net assets consist of
Paid-in capital	$306,383,151
Total distributable earnings	64,434,373
Total net assets	$370,817,524
Computation of net asset value and offering price per share
Net assets–Class A	$190,554,000
Shares outstanding–Class A1	3,102,732
Net asset value per share–Class A	$61.41
Maximum offering price per share – Class A2	$65.16
Net assets–Class C	$7,738,186
Shares outstanding–Class C1	144,796
Net asset value per share–Class C	$53.44
Net assets–Administrator Class	$32,873,550
Shares outstanding–Administrator Class[1]	529,395
Net asset value per share–Administrator Class	$62.10
Net assets–Institutional Class	$139,651,788
Shares outstanding–Institutional Class[1]	2,222,888
Net asset value per share–Institutional Class	$62.82
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 5

Consolidated Statement of operations — six months ended September 30, 2024 (unaudited)
Consolidated statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $319,719)	$2,403,204
Income from affiliated securities	126,446
Interest	1,401
Total investment income	2,531,051
Expenses
Management fee	1,070,492
Administration fees
Class A	169,842
Class C	7,254
Administrator Class	19,645
Institutional Class	79,341
Shareholder servicing fees
Class A	212,302
Class C	9,068
Administrator Class	37,780
Distribution fee
Class C	27,151
Custody and accounting fees	9,604
Professional fees	32,011
Registration fees	27,161
Shareholder report expenses	16,765
Trustees’ fees and expenses	12,737
Other fees and expenses	11,098
Total expenses	1,742,251
Less: Fee waivers and/or expense reimbursements
Fund-level	(96,619)
Class A	(13,949)
Class C	(527)
Administrator Class	(13,069)
Net expenses	1,618,087
Net investment income	912,964
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	3,751,287
Foreign currency and foreign currency translations	15,334
Net realized gains on investments	3,766,621
Net change in unrealized gains (losses) on
Unaffiliated securities	75,004,354
Commodities	3,146,837
Foreign currency and foreign currency translations	1,921
Net change in unrealized gains (losses) on investments	78,153,112
Net realized and unrealized gains (losses) on investments	81,919,733
Net increase in net assets resulting from operations	$82,832,697
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Precious Metals Fund

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended September 30, 2024 (unaudited)		Year ended March 31, 2024
Operations
Net investment income		$912,964		$2,898,841
Net realized gains on investments		3,766,621		4,653,713
Net change in unrealized gains (losses) on investments		78,153,112		(13,826,234)
Net increase (decrease) in net assets resulting from operations		82,832,697		(6,273,680)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	332,052	18,560,428	470,707	21,597,117
Class C	7,135	344,999	35,765	1,467,795
Administrator Class	144,819	8,157,371	348,028	16,287,825
Institutional Class	334,106	18,960,743	1,106,753	51,089,559
		46,023,541		90,442,296
Payment for shares redeemed
Class A	(387,009)	(21,335,041)	(787,027)	(35,732,422)
Class C	(27,886)	(1,305,451)	(88,253)	(3,493,289)
Administrator Class	(141,543)	(8,194,866)	(341,891)	(15,493,592)
Institutional Class	(307,132)	(17,224,196)	(1,255,413)	(56,632,220)
		(48,059,554)		(111,351,523)
Net decrease in net assets resulting from capital share transactions		(2,036,013)		(20,909,227)
Total increase (decrease) in net assets		80,796,684		(27,182,907)
Net assets
Beginning of period		290,020,840		317,203,747
End of period		$370,817,524		$290,020,840
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 7

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$47.73	$48.22	$54.61	$46.95	$35.30	$33.94
Net investment income (loss)	0.12 [1]	0.41 [1]	0.38 [1]	0.27 [1]	0.08	(0.03)[1]
Net realized and unrealized gains (losses) on investments	13.56	(0.90)	(5.91)	8.03	12.35	1.44
Total from investment operations	13.68	(0.49)	(5.53)	8.30	12.43	1.41
Distributions to shareholders from
Net investment income	0.00	0.00	(0.86)	(0.64)	(0.78)	(0.05)
Net asset value, end of period	$61.41	$47.73	$48.22	$54.61	$46.95	$35.30
Total return[2]	28.66%	(1.02)%	(9.87)%	17.96%	34.95%	4.13%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.19%	1.19%	1.18%	1.17%	1.20%
Net expenses	1.09%	1.08%	1.09%	1.09%	1.09%	1.09%
Net investment income (loss)	0.44%	0.91%	0.89%	0.55%	0.12%	(0.08)%
Supplemental data
Portfolio turnover rate[3]	8%	11%	9%	15%	22%	25%
Net assets, end of period (000s omitted)	$190,554	$150,703	$167,511	$208,497	$193,949	$147,020

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$41.69	$42.44	$48.30	$41.35	$30.87	$29.88
Net investment income (loss)	(0.08)[1]	0.05 [1]	0.05 [1]	(0.09)[1]	(0.32)[1]	(0.29)[1]
Net realized and unrealized gains (losses) on investments	11.83	(0.80)	(5.25)	7.13	10.80	1.28
Total from investment operations	11.75	(0.75)	(5.20)	7.04	10.48	0.99
Distributions to shareholders from
Net investment income	0.00	0.00	(0.66)	(0.09)	0.00	0.00
Net asset value, end of period	$53.44	$41.69	$42.44	$48.30	$41.35	$30.87
Total return[2]	28.18%	(1.77)%	(10.56)%	17.07%	33.95%	3.31%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.94%	1.94%	1.93%	1.92%	1.95%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%
Net investment income (loss)	(0.33)%	0.12%	0.13%	(0.21)%	(0.68)%	(0.83)%
Supplemental data
Portfolio turnover rate[3]	8%	11%	9%	15%	22%	25%
Net assets, end of period (000s omitted)	$7,738	$6,901	$9,253	$12,241	$12,039	$11,834

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 9

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.22	$48.66	$55.06	$47.36	$35.66	$34.29
Net investment income	0.17 [1]	0.46 [1]	0.47 [1]	0.38 [1]	0.17 [1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	13.71	(0.90)	(5.98)	8.05	12.47	1.45
Total from investment operations	13.88	(0.44)	(5.51)	8.43	12.64	1.47
Distributions to shareholders from
Net investment income	0.00	0.00	(0.89)	(0.73)	(0.94)	(0.10)
Net asset value, end of period	$62.10	$48.22	$48.66	$55.06	$47.36	$35.66
Total return[2]	28.78%	(0.90)%	(9.75)%	18.13%	35.13%	4.24%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.12%	1.11%	1.10%	1.09%	1.12%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.60%	1.02%	1.07%	0.78%	0.31%	0.06%
Supplemental data
Portfolio turnover rate[3]	8%	11%	9%	15%	22%	25%
Net assets, end of period (000s omitted)	$32,874	$25,370	$25,300	$25,016	$13,976	$7,994

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.75	$49.11	$55.50	$47.74	$35.96	$34.57
Net investment income	0.21 [1]	0.54 [1]	0.64	0.50	0.24	0.09 [1]
Net realized and unrealized gains (losses) on investments	13.86	(0.90)	(6.11)	8.07	12.59	1.46
Total from investment operations	14.07	(0.36)	(5.47)	8.57	12.83	1.55
Distributions to shareholders from
Net investment income	0.00	0.00	(0.92)	(0.81)	(1.05)	(0.16)
Net asset value, end of period	$62.82	$48.75	$49.11	$55.50	$47.74	$35.96
Total return[2]	28.86%	(0.73)%	(9.59)%	18.30%	35.34%	4.43%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.87%	0.86%	0.85%	0.84%	0.87%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	0.75%	1.18%	1.18%	0.85%	0.37%	0.22%
Supplemental data
Portfolio turnover rate[3]	8%	11%	9%	15%	22%	25%
Net assets, end of period (000s omitted)	$139,652	$107,047	$115,140	$140,363	$127,406	$107,907

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 11

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2024, the Subsidiary held $20,233,007 in gold bullion representing 99.70% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2024, the Fund held $20,293,222 in the Subsidiary, representing 5.47% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade
12 | Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $182,674,390 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$199,407,900
Gross unrealized losses	(10,761,854)
Net unrealized gains	$188,646,046
As of March 31, 2024, the Fund had capital loss carryforwards which consisted of $39,337,476 in short-term capital losses and $92,692,485 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Precious Metals Fund | 13

Notes to consolidated financial statements (unaudited)
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$14,702,342	$0	$0	$14,702,342
Canada	227,388,169	26,715,943	0	254,104,112
South Africa	11,896,250	0	0	11,896,250
United Kingdom	20,751,478	0	0	20,751,478
United States	42,723,424	0	0	42,723,424
Rights
Canada	0	18,734	0	18,734
Warrants
Canada	0	0	0	0
Commodities	20,233,007	0	0	20,233,007
Short-term investments
Investment companies	6,891,089	0	0	6,891,089
Total assets	$344,585,759	$26,734,677	$0	$371,320,436
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
14 | Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
For the six months ended September 30, 2024, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.09%
Class C	1.84
Administrator Class	0.95
Institutional Class	0.79
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2024, Allspring Funds Distributor received $2,711 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2024.
Allspring Precious Metals Fund | 15

Notes to consolidated financial statements (unaudited)
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2024 were $24,693,916 and $29,832,069, respectively. These amounts include purchase and sales transactions of the Subsidiary.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in precious metals and minerals with a geographic emphasis in Canada. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
16 | Allspring Precious Metals Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Precious Metals Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

18 | Allspring Precious Metals Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Precious Metals Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Precious Metals Fund | 19

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the FTSE Gold Mines Index, for the one-, three-, and ten-year periods under review, but higher for the five-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

20 | Allspring Precious Metals Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Precious Metals Fund | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0654 09-24

Allspring Utility and Telecommunications Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2024

Allspring Utility and Telecommunications Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.55%
Communication services: 5.26%
Diversified telecommunication services: 2.56%
Verizon Communications, Inc.	203,563	$9,142,014
Media: 2.70%
Comcast Corp. Class A	230,637	9,633,708
Consumer discretionary: 1.58%
Specialty retail: 1.58%
Home Depot, Inc.	13,904	5,633,901
Consumer staples: 0.96%
Consumer staples distribution & retail : 0.96%
Target Corp.	22,069	3,439,674
Financials: 2.71%
Financial services: 2.71%
Mastercard, Inc. Class A	10,055	4,965,159
Visa, Inc. Class A	17,076	4,695,046
		9,660,205
Health care: 2.99%
Biotechnology: 1.39%
Amgen, Inc.	15,378	4,954,946
Health care providers & services: 1.60%
UnitedHealth Group, Inc.	9,815	5,738,634
Information technology: 2.82%
Communications equipment: 2.82%
Cisco Systems, Inc.	188,879	10,052,140
Real estate: 2.85%
Specialized REITs : 2.85%
American Tower Corp.	43,694	10,161,477
Utilities: 79.38%
Electric utilities: 45.97%
Alliant Energy Corp.	130,612	7,926,842
American Electric Power Co., Inc.	153,870	15,787,062
Constellation Energy Corp.	83,987	21,838,300
Duke Energy Corp.	132,551	15,283,130
Entergy Corp.	69,557	9,154,397
Eversource Energy	69,109	4,702,868
Exelon Corp.	254,168	10,306,512
FirstEnergy Corp.	166,523	7,385,295
NextEra Energy, Inc.	526,393	44,496,000
Southern Co.	237,076	21,379,514
Xcel Energy, Inc.	88,961	5,809,153
		164,069,073
The accompanying notes are an integral part of these financial statements.
2 | Allspring Utility and Telecommunications Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Gas utilities: 3.43%
Atmos Energy Corp.	88,150	$12,227,286
Independent power and renewable electricity producers: 2.83%
AES Corp.	172,527	3,460,892
Vistra Corp.	55,967	6,634,328
		10,095,220
Multi-utilities: 24.52%
Ameren Corp.	115,246	10,079,415
CenterPoint Energy, Inc.	276,076	8,122,156
CMS Energy Corp.	167,651	11,841,190
Dominion Energy, Inc.	149,021	8,611,924
DTE Energy Co.	107,679	13,827,060
Public Service Enterprise Group, Inc.	130,080	11,604,437
Sempra	189,641	15,859,677
WEC Energy Group, Inc.	78,811	7,580,042
		87,525,901
Water utilities: 2.63%
American Water Works Co., Inc.	64,245	9,395,189
Total common stocks (Cost $191,187,712)		351,729,368

		Yield
Short-term investments: 1.50%
Investment companies: 1.50%
Allspring Government Money Market Fund Select Class♠∞		4.86%	5,349,697	5,349,697
Total short-term investments (Cost $5,349,697)				5,349,697
Total investments in securities (Cost $196,537,409)	100.05%			357,079,065
Other assets and liabilities, net	(0.05)			(170,555)
Total net assets	100.00%			$356,908,510

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,173,904	$16,410,588	$(15,234,795)	$0	$0	$5,349,697	5,349,697	$113,471
The accompanying notes are an integral part of these financial statements.
4 | Allspring Utility and Telecommunications Fund

Statement of assets and liabilities—September 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $191,187,712)	$351,729,368
Investments in affiliated securities, at value (cost $5,349,697)	5,349,697
Receivable for dividends	293,909
Receivable for Fund shares sold	10,666
Prepaid expenses and other assets	61,777
Total assets	357,445,417
Liabilities
Management fee payable	151,131
Payable for Fund shares redeemed	142,868
Shareholder servicing fee payable	138,945
Administration fees payable	54,612
Professional fees payable	33,087
Trustees’ fees and expenses payable	3,241
Distribution fee payable	1,287
Accrued expenses and other liabilities	11,736
Total liabilities	536,907
Total net assets	$356,908,510
Net assets consist of
Paid-in capital	$187,951,025
Total distributable earnings	168,957,485
Total net assets	$356,908,510
Computation of net asset value and offering price per share
Net assets–Class A	$317,089,582
Shares outstanding–Class A1	15,702,283
Net asset value per share–Class A	$20.19
Maximum offering price per share – Class A2	$21.42
Net assets–Class C	$2,163,459
Shares outstanding–Class C1	106,359
Net asset value per share–Class C	$20.34
Net assets–Administrator Class	$2,728,211
Shares outstanding–Administrator Class[1]	134,788
Net asset value per share–Administrator Class	$20.24
Net assets–Institutional Class	$34,927,258
Shares outstanding–Institutional Class[1]	1,731,301
Net asset value per share–Institutional Class	$20.17
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 5

Statement of operations—six months ended September 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$5,073,098
Income from affiliated securities	113,471
Total investment income	5,186,569
Expenses
Management fee	1,058,361
Administration fees
Class A	289,552
Class C	2,101
Administrator Class	1,677
Institutional Class	20,421
Shareholder servicing fees
Class A	361,780
Class C	2,615
Administrator Class	3,214
Distribution fee
Class C	7,830
Custody and accounting fees	4,507
Professional fees	25,701
Registration fees	33,580
Shareholder report expenses	16,824
Trustees’ fees and expenses	14,058
Other fees and expenses	9,456
Total expenses	1,851,677
Less: Fee waivers and/or expense reimbursements
Fund-level	(201,553)
Administrator Class	(681)
Net expenses	1,649,443
Net investment income	3,537,126
Realized and unrealized gains (losses) on investments
Net realized gains on investments	5,540,855
Net change in unrealized gains (losses) on investments	50,265,307
Net realized and unrealized gains (losses) on investments	55,806,162
Net increase in net assets resulting from operations	$59,343,288
The accompanying notes are an integral part of these financial statements.
6 | Allspring Utility and Telecommunications Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2024 (unaudited)		Year ended March 31, 2024
Operations
Net investment income		$3,537,126		$7,894,988
Net realized gains on investments		5,540,855		9,918,152
Net change in unrealized gains (losses) on investments		50,265,307		(14,545,679)
Net increase in net assets resulting from operations		59,343,288		3,267,461
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,290,499)		(16,146,446)
Class C		(14,943)		(131,226)
Administrator Class		(29,511)		(299,643)
Institutional Class		(405,649)		(2,265,777)
Total distributions to shareholders		(3,740,602)		(18,843,092)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	78,396	1,414,458	202,279	3,402,327
Class C	1,156	20,203	2,624	44,571
Administrator Class	3,731	66,018	21,345	371,583
Institutional Class	173,163	3,094,002	555,197	9,331,280
		4,594,681		13,149,761
Reinvestment of distributions
Class A	165,863	3,095,929	919,295	15,262,980
Class C	796	14,869	7,314	122,138
Administrator Class	1,573	29,432	17,956	298,875
Institutional Class	21,540	402,943	135,536	2,251,288
		3,543,173		17,935,281
Payment for shares redeemed
Class A	(990,356)	(17,801,536)	(2,765,733)	(46,583,380)
Class C	(20,925)	(374,725)	(118,550)	(2,020,306)
Administrator Class	(26,866)	(481,304)	(234,930)	(3,856,946)
Institutional Class	(225,320)	(4,020,396)	(2,642,953)	(45,114,653)
		(22,677,961)		(97,575,285)
Net decrease in net assets resulting from capital share transactions		(14,540,107)		(66,490,243)
Total increase (decrease) in net assets		41,062,579		(82,065,874)
Net assets
Beginning of period		315,845,931		397,911,805
End of period		$356,908,510		$315,845,931
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.08	$17.77	$21.48	$21.47	$20.19	$24.03
Net investment income	0.19 [1]	0.39 [1]	0.33	0.33	0.34	0.34
Net realized and unrealized gains (losses) on investments	3.13	(0.12)	(2.03)	2.40	3.82	0.02
Total from investment operations	3.32	0.27	(1.70)	2.73	4.16	0.36
Distributions to shareholders from
Net investment income	(0.21)	(0.39)	(0.33)	(0.32)	(0.35)	(0.34)
Net realized gains	0.00	(0.57)	(1.68)	(2.40)	(2.53)	(3.86)
Total distributions to shareholders	(0.21)	(0.96)	(2.01)	(2.72)	(2.88)	(4.20)
Net asset value, end of period	$20.19	$17.08	$17.77	$21.48	$21.47	$20.19
Total return[2]	19.53%	1.77%	(8.15)%	13.62%	21.23%	0.04%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.15%	1.16%	1.17%	1.17%
Net expenses	1.04%	1.01%	1.04%	1.04%	1.04%	1.09%
Net investment income	2.15%	2.31%	1.69%	1.52%	1.58%	1.42%
Supplemental data
Portfolio turnover rate	4%	1%	4%	11%	20%	49%
Net assets, end of period (000s omitted)	$317,090	$280,957	$321,507	$379,164	$363,540	$319,200

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.20	$17.88	$21.60	$21.57	$20.25	$24.06
Net investment income	0.13 [1]	0.26 [1]	0.19 [1]	0.17 [1]	0.17 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	3.14	(0.12)	(2.05)	2.40	3.85	0.01
Total from investment operations	3.27	0.14	(1.86)	2.57	4.02	0.17
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.18)	(0.14)	(0.17)	(0.12)
Net realized gains	0.00	(0.57)	(1.68)	(2.40)	(2.53)	(3.86)
Total distributions to shareholders	(0.13)	(0.82)	(1.86)	(2.54)	(2.70)	(3.98)
Net asset value, end of period	$20.34	$17.20	$17.88	$21.60	$21.57	$20.25
Total return[2]	19.09%	0.98%	(8.83)%	12.75%	20.34%	(0.73)%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	1.89%	1.90%	1.91%	1.92%
Net expenses	1.79%	1.79%	1.80%	1.80%	1.80%	1.86%
Net investment income	1.40%	1.55%	0.94%	0.77%	0.80%	0.63%
Supplemental data
Portfolio turnover rate	4%	1%	4%	11%	20%	49%
Net assets, end of period (000s omitted)	$2,163	$2,156	$4,183	$4,548	$6,379	$10,274

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.12	$17.81	$21.52	$21.51	$20.22	$24.05
Net investment income	0.20 [1]	0.41 [1]	0.35	0.37	0.37	0.36
Net realized and unrealized gains (losses) on investments	3.13	(0.12)	(2.03)	2.39	3.83	0.04
Total from investment operations	3.33	0.29	(1.68)	2.76	4.20	0.40
Distributions to shareholders from
Net investment income	(0.21)	(0.41)	(0.35)	(0.35)	(0.38)	(0.37)
Net realized gains	0.00	(0.57)	(1.68)	(2.40)	(2.53)	(3.86)
Total distributions to shareholders	(0.21)	(0.98)	(2.03)	(2.75)	(2.91)	(4.23)
Net asset value, end of period	$20.24	$17.12	$17.81	$21.52	$21.51	$20.22
Total return[2]	19.58%	1.87%	(8.01)%	13.76%	21.39%	0.20%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.07%	1.08%	1.09%	1.09%
Net expenses	0.92%	0.92%	0.92%	0.92%	0.92%	0.94%
Net investment income	2.26%	2.45%	1.82%	1.63%	1.70%	1.49%
Supplemental data
Portfolio turnover rate	4%	1%	4%	11%	20%	49%
Net assets, end of period (000s omitted)	$2,728	$2,676	$6,267	$7,447	$3,054	$2,449

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.06	$17.76	$21.46	$21.46	$20.18	$24.01
Net investment income	0.22 [1]	0.44 [1]	0.39 [1]	0.40	0.43	0.44
Net realized and unrealized gains (losses) on investments	3.12	(0.12)	(2.02)	2.39	3.80	0.01
Total from investment operations	3.34	0.32	(1.63)	2.79	4.23	0.45
Distributions to shareholders from
Net investment income	(0.23)	(0.45)	(0.39)	(0.39)	(0.42)	(0.42)
Net realized gains	0.00	(0.57)	(1.68)	(2.40)	(2.53)	(3.86)
Total distributions to shareholders	(0.23)	(1.02)	(2.07)	(2.79)	(2.95)	(4.28)
Net asset value, end of period	$20.17	$17.06	$17.76	$21.46	$21.46	$20.18
Total return[2]	19.70%	2.06%	(7.80)%	13.94%	21.62%	0.42%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.82%	0.83%	0.84%	0.84%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.75%
Net investment income	2.47%	2.60%	2.02%	1.84%	1.92%	1.76%
Supplemental data
Portfolio turnover rate	4%	1%	4%	11%	20%	49%
Net assets, end of period (000s omitted)	$34,927	$30,057	$65,955	$79,196	$65,644	$45,888

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
12 | Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $196,560,143 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$161,727,407
Gross unrealized losses	(1,208,485)
Net unrealized gains	$160,518,922
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$18,775,722	$0	$0	$18,775,722
Consumer discretionary	5,633,901	0	0	5,633,901
Consumer staples	3,439,674	0	0	3,439,674
Financials	9,660,205	0	0	9,660,205
Health care	10,693,580	0	0	10,693,580
Information technology	10,052,140	0	0	10,052,140
Real estate	10,161,477	0	0	10,161,477
Utilities	283,312,669	0	0	283,312,669
Short-term investments
Investment companies	5,349,697	0	0	5,349,697
Total assets	$357,079,065	$0	$0	$357,079,065
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Utility and Telecommunications Fund | 13

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended September 30, 2024, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.04%
Class C	1.79
Administrator Class	0.92
Institutional Class	0.72
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2024, Allspring Funds Distributor received $1,312 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2024.
14 | Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2024 were $12,435,869 and $28,002,579, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in the utility sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Utility and Telecommunications Fund | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Utility and Telecommunications Fund | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Utility and Telecommunications Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the five- and ten year periods under review, but lower for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the S&P 500 Utilities Index, for the one- and five-year periods under review, but lower for the three- and ten-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Utility and Telecommunications Fund | 19

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring Utility and Telecommunications Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0667 09-24

Allspring Innovation Fund
(formerly, Allspring Discovery Innovation Fund)
Long Form Financial Statements
Semi-Annual Report
September 30, 2024

Allspring Innovation Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.71%
Communication services: 3.51%
Media: 3.51%
Trade Desk, Inc. Class A†	139,079	$15,250,012
Consumer discretionary: 5.84%
Broadline retail: 3.16%
MercadoLibre, Inc.†	6,680	13,707,093
Hotels, restaurants & leisure: 2.68%
DoorDash, Inc. Class A†	81,505	11,633,209
Financials: 15.18%
Capital markets: 9.60%
Morningstar, Inc.	42,070	13,425,379
S&P Global, Inc.	24,785	12,804,427
Tradeweb Markets, Inc. Class A	124,614	15,411,013
		41,640,819
Financial services: 5.58%
Jack Henry & Associates, Inc.	68,311	12,059,624
Visa, Inc. Class A	44,271	12,172,311
		24,231,935
Health care: 8.96%
Health care equipment & supplies: 3.01%
Intuitive Surgical, Inc.†	26,597	13,066,308
Health care technology: 3.21%
Veeva Systems, Inc. Class A†	66,380	13,931,171
Life sciences tools & services: 2.74%
Bio-Techne Corp.	148,471	11,867,287
Industrials: 17.50%
Aerospace & defense: 5.85%
Axon Enterprise, Inc.†	27,788	11,104,085
TransDigm Group, Inc.	10,000	14,271,300
		25,375,385
Commercial services & supplies: 8.53%
Copart, Inc.†	239,733	12,562,009
Rollins, Inc.	261,530	13,228,187
Waste Connections, Inc.	62,768	11,224,174
		37,014,370
Ground transportation: 3.12%
Old Dominion Freight Line, Inc.	68,226	13,552,413
The accompanying notes are an integral part of these financial statements.
2 | Allspring Innovation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Information technology: 43.79%
Communications equipment: 2.53%
Motorola Solutions, Inc.	24,399	$10,970,522
IT services: 10.02%
Gartner, Inc.†	25,598	12,972,042
Globant SA†	77,528	15,361,398
Shopify, Inc. Class A†	189,182	15,161,046
		43,494,486
Semiconductors & semiconductor equipment: 11.63%
Advanced Micro Devices, Inc.†	70,947	11,640,984
Applied Materials, Inc.	64,269	12,985,551
KLA Corp.	16,866	13,061,199
Monolithic Power Systems, Inc.	13,819	12,775,666
		50,463,400
Software: 19.61%
Cadence Design Systems, Inc.†	49,479	13,410,293
CCC Intelligent Solutions Holdings, Inc.†	1,224,265	13,528,128
Crowdstrike Holdings, Inc. Class A†	40,962	11,488,612
Fair Isaac Corp.†	5,963	11,589,210
HubSpot, Inc.†	19,970	10,616,052
ServiceNow, Inc.†	13,570	12,136,872
Tyler Technologies, Inc.†	21,073	12,300,732
		85,069,899
Real estate: 2.93%
Industrial REITs : 2.93%
Rexford Industrial Realty, Inc.	252,655	12,711,073
Total common stocks (Cost $309,766,734)		423,979,382

		Yield
Short-term investments: 2.38%
Investment companies: 2.38%
Allspring Government Money Market Fund Select Class♠∞		4.86%	10,303,163	10,303,163
Total short-term investments (Cost $10,303,163)				10,303,163
Total investments in securities (Cost $320,069,897)	100.09%			434,282,545
Other assets and liabilities, net	(0.09)			(380,058)
Total net assets	100.00%			$433,902,487

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,735,222	$47,293,955	$(46,726,014)	$0	$0	$10,303,163	10,303,163	$151,972
The accompanying notes are an integral part of these financial statements.
4 | Allspring Innovation Fund

Statement of assets and liabilities—September 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $309,766,734)	$423,979,382
Investments in affiliated securities, at value (cost $10,303,163)	10,303,163
Receivable for dividends	201,578
Receivable for Fund shares sold	57,029
Prepaid expenses and other assets	97,018
Total assets	434,638,170
Liabilities
Management fee payable	256,034
Shareholder servicing fees payable	201,642
Payable for Fund shares redeemed	139,136
Administration fees payable	68,869
Distribution fee payable	2,692
Trustees’ fees and expenses payable	2,055
Accrued expenses and other liabilities	65,255
Total liabilities	735,683
Total net assets	$433,902,487
Net assets consist of
Paid-in capital	$263,405,689
Total distributable earnings	170,496,798
Total net assets	$433,902,487
Computation of net asset value and offering price per share
Net assets–Class A	$407,967,405
Shares outstanding–Class A1	32,671,999
Net asset value per share–Class A	$12.49
Maximum offering price per share – Class A2	$13.25
Net assets–Class C	$4,514,449
Shares outstanding–Class C1	791,068
Net asset value per share–Class C	$5.71
Net assets–Administrator Class	$2,356,141
Shares outstanding–Administrator Class[1]	179,144
Net asset value per share–Administrator Class	$13.15
Net assets–Institutional Class	$19,064,492
Shares outstanding–Institutional Class[1]	1,402,962
Net asset value per share–Institutional Class	$13.59
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 5

Statement of operations—six months ended September 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $6,079)	$1,003,320
Income from affiliated securities	151,972
Interest	18
Total investment income	1,155,310
Expenses
Management fee	1,712,947
Administration fees
Class A	394,731
Class C	4,527
Administrator Class	1,475
Institutional Class	17,361
Shareholder servicing fees
Class A	493,414
Class C	5,578
Administrator Class	2,836
Distribution fee
Class C	16,735
Custody and accounting fees	2,841
Professional fees	23,890
Registration fees	35,189
Shareholder report expenses	8,284
Trustees’ fees and expenses	13,213
Other fees and expenses	13,749
Total expenses	2,746,770
Less: Fee waivers and/or expense reimbursements
Fund-level	(149,670)
Class A	(10,547)
Administrator Class	(57)
Institutional Class	(805)
Net expenses	2,585,691
Net investment loss	(1,430,381)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	26,119,972
Net change in unrealized gains (losses) on
Unaffiliated securities	5,465,599
Foreign currency and foreign currency translations	680
Net change in unrealized gains (losses) on investments	5,466,279
Net realized and unrealized gains (losses) on investments	31,586,251
Net increase in net assets resulting from operations	$30,155,870
The accompanying notes are an integral part of these financial statements.
6 | Allspring Innovation Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2024 (unaudited)		Year ended March 31, 2024
Operations
Net investment loss		$(1,430,381)		$(2,880,344)
Net realized gains on investments		26,119,972		76,213,696
Net change in unrealized gains (losses) on investments		5,466,279		35,647,311
Net increase in net assets resulting from operations		30,155,870		108,980,663
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	153,252	1,763,905	920,920	9,278,823
Class C	11,858	63,726	75,380	354,165
Administrator Class	32,075	391,732	97,107	970,367
Institutional Class	412,369	5,116,921	345,876	3,893,797
		7,336,284		14,497,152
Payment for shares redeemed
Class A	(3,849,101)	(43,572,150)	(5,027,609)	(50,794,826)
Class C	(150,791)	(793,892)	(458,289)	(2,079,586)
Administrator Class	(27,898)	(342,896)	(590,318)	(5,682,812)
Institutional Class	(1,411,768)	(17,409,597)	(929,837)	(9,892,255)
		(62,118,535)		(68,449,479)
Net decrease in net assets resulting from capital share transactions		(54,782,251)		(53,952,327)
Total increase (decrease) in net assets		(24,626,381)		55,028,336
Net assets
Beginning of period		458,528,868		403,500,532
End of period		$433,902,487		$458,528,868
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.58	$8.96	$14.58	$18.55	$12.08	$13.33
Net investment loss	(0.04)[1]	(0.07)[1]	(0.09)[1]	(0.19)[1]	(0.16)	(0.11)
Net realized and unrealized gains (losses) on investments	0.95	2.69	(3.21)	1.04	9.44	(0.01)
Total from investment operations	0.91	2.62	(3.30)	0.85	9.28	(0.12)
Distributions to shareholders from
Net realized gains	0.00	0.00	(2.32)	(4.82)	(2.81)	(1.13)
Net asset value, end of period	$12.49	$11.58	$8.96	$14.58	$18.55	$12.08
Total return[2]	7.86%	29.24%	(21.42)%	1.26%	77.67%	(1.31)%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.30%	1.34%	1.34%	1.35%	1.39%
Net expenses	1.22%	1.19%	1.25%	1.33%	1.34%	1.37%
Net investment loss	(0.68)%	(0.70)%	(0.81)%	(1.02)%	(0.98)%	(0.80)%
Supplemental data
Portfolio turnover rate	17%	75%	117%	93%	146%	149%
Net assets, end of period (000s omitted)	$407,967	$421,217	$362,754	$526,555	$575,422	$344,949

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Innovation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.31	$4.14	$8.51	$12.64	$8.80	$10.09
Net investment loss	(0.04)[1]	(0.07)[1]	(0.09)[1]	(0.21)[1]	(0.17)	(0.16)[1]
Net realized and unrealized gains (losses) on investments	0.44	1.24	(1.96)	0.90	6.82	(0.00)[2]
Total from investment operations	0.40	1.17	(2.05)	0.69	6.65	(0.16)
Distributions to shareholders from
Net realized gains	0.00	0.00	(2.32)	(4.82)	(2.81)	(1.13)
Net asset value, end of period	$5.71	$5.31	$4.14	$8.51	$12.64	$8.80
Total return[3]	7.53%	28.26%	(22.09)%	0.51%	76.67%	(2.15)%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.05%	2.08%	2.09%	2.10%	2.14%
Net expenses	1.97%	1.97%	2.02%	2.09%	2.10%	2.13%
Net investment loss	(1.43)%	(1.49)%	(1.57)%	(1.79)%	(1.75)%	(1.57)%
Supplemental data
Portfolio turnover rate	17%	75%	117%	93%	146%	149%
Net assets, end of period (000s omitted)	$4,514	$4,941	$5,441	$9,822	$12,017	$8,035

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.20	$9.44	$15.17	$19.13	$12.40	$13.65
Net investment loss	(0.04)[1]	(0.07)[1]	(0.08)[1]	(0.18)[1]	(0.16)	(0.10)[1]
Net realized and unrealized gains (losses) on investments	0.99	2.83	(3.33)	1.04	9.70	(0.02)
Total from investment operations	0.95	2.76	(3.41)	0.86	9.54	(0.12)
Distributions to shareholders from
Net realized gains	0.00	0.00	(2.32)	(4.82)	(2.81)	(1.13)
Net asset value, end of period	$13.15	$12.20	$9.44	$15.17	$19.13	$12.40
Total return[2]	7.79%	29.24%	(21.30)%	1.28%	77.92%	(1.28)%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.23%	1.26%	1.27%	1.27%	1.31%
Net expenses	1.15%	1.15%	1.19%	1.26%	1.27%	1.28%
Net investment loss	(0.62)%	(0.74)%	(0.74)%	(0.95)%	(0.91)%	(0.71)%
Supplemental data
Portfolio turnover rate	17%	75%	117%	93%	146%	149%
Net assets, end of period (000s omitted)	$2,356	$2,134	$6,305	$10,192	$9,636	$11,873

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Innovation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.59	$9.71	$15.48	$19.39	$12.51	$13.73
Net investment loss	(0.02)[1]	(0.04)[1]	(0.06)[1]	(0.13)	(0.12)	(0.07)
Net realized and unrealized gains (losses) on investments	1.02	2.92	(3.39)	1.04	9.81	(0.02)
Total from investment operations	1.00	2.88	(3.45)	0.91	9.69	(0.09)
Distributions to shareholders from
Net realized gains	0.00	0.00	(2.32)	(4.82)	(2.81)	(1.13)
Net asset value, end of period	$13.59	$12.59	$9.71	$15.48	$19.39	$12.51
Total return[2]	7.94%	29.66%	(21.13)%	1.53%	78.30%	(1.05)%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	1.01%	1.01%	1.02%	1.06%
Net expenses	0.90%	0.90%	0.95%	1.01%	1.02%	1.03%
Net investment loss	(0.37)%	(0.41)%	(0.50)%	(0.71)%	(0.66)%	(0.47)%
Supplemental data
Portfolio turnover rate	17%	75%	117%	93%	146%	149%
Net assets, end of period (000s omitted)	$19,064	$30,237	$29,001	$66,399	$85,664	$48,504

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
12 | Allspring Innovation Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $321,756,589 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$115,549,443
Gross unrealized losses	(3,023,487)
Net unrealized gains	$112,525,956
As of March 31, 2024, the Fund had a qualified late-year ordinary loss of $501,441 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,250,012	$0	$0	$15,250,012
Consumer discretionary	25,340,302	0	0	25,340,302
Financials	65,872,754	0	0	65,872,754
Health care	38,864,766	0	0	38,864,766
Industrials	75,942,168	0	0	75,942,168
Information technology	189,998,307	0	0	189,998,307
Real estate	12,711,073	0	0	12,711,073
Short-term investments
Investment companies	10,303,163	0	0	10,303,163
Total assets	$434,282,545	$0	$0	$434,282,545
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Innovation Fund | 13

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended September 30, 2024, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Administrator Class	1.15
Institutional Class	0.90
14 | Allspring Innovation Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2024, Allspring Funds Distributor received $694 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2024 were $71,221,132 and $128,055,113, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Innovation Fund | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16 | Allspring Innovation Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Innovation Fund | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Innovation Fund* (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Board noted that the name of the Fund would be renamed to the Allspring Innovation Fund, effective August 2024.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.** The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the portfolio managers responsible for the day-to-day portfolio management of the Fund would be changing during the Summer of 2024, and the Board considered the revised portfolio management team that would be taking over portfolio
*
It was noted that the Board had approved changing the Fund’s name to the “Allspring Innovation Fund,” effective on or about August 9, 2024.
**
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring Innovation Fund

Other information (unaudited)
management responsibilities. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the S&P 500 Index, for all periods under review except the three-year period.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board noted that the Sub-Adviser had taken over responsibilities for the Fund in July 2022 and that the performance record for periods prior to that date were from the Fund’s prior sub-adviser.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Allspring Innovation Fund | 19

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring Innovation Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1600 09-24

Allspring Disciplined Small Cap Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2024

Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.60%
Communication services: 2.00%
Diversified telecommunication services: 0.25%
Bandwidth, Inc. Class A†	7,901	$138,347
Entertainment: 0.15%
Cinemark Holdings, Inc.†	3,013	83,882
Interactive media & services: 1.02%
Cargurus, Inc.†	2,407	72,282
EverQuote, Inc. Class A†	7,735	163,131
MediaAlpha, Inc. Class A†	15,145	274,276
Yelp, Inc. Class A†	1,964	68,897
		578,586
Media: 0.58%
Magnite, Inc.†	16,259	225,187
TEGNA, Inc.	6,635	104,700
		329,887
Consumer discretionary: 10.11%
Automobile components: 1.28%
Modine Manufacturing Co.†	3,781	502,079
XPEL, Inc.†	5,059	219,409
		721,488
Distributors: 0.32%
GigaCloud Technology, Inc. Class A†	7,931	182,254
Diversified consumer services: 1.28%
Perdoceo Education Corp.	13,169	292,878
Stride, Inc.†	5,054	431,157
		724,035
Hotels, restaurants & leisure: 1.67%
Bloomin’ Brands, Inc.	6,744	111,478
Brinker International, Inc.†	4,999	382,574
Hilton Grand Vacations, Inc.†	7,109	258,199
International Game Technology PLC	9,084	193,489
		945,740
Household durables: 2.66%
KB Home	4,495	385,176
M/I Homes, Inc.†	2,411	413,149
Meritage Homes Corp.	1,540	315,808
Taylor Morrison Home Corp. Class A†	5,595	393,105
		1,507,238
Specialty retail: 2.60%
Academy Sports & Outdoors, Inc.	3,414	199,241
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
Asbury Automotive Group, Inc.†	421	$100,447
Carvana Co. Class A†	1,524	265,344
Designer Brands, Inc. Class A	21,411	158,013
Group 1 Automotive, Inc.	932	356,993
Signet Jewelers Ltd.	1,378	142,127
Urban Outfitters, Inc.†	6,581	252,118
		1,474,283
Textiles, apparel & luxury goods: 0.30%
Superior Group of Cos., Inc.	11,076	171,567
Consumer staples: 2.36%
Consumer staples distribution & retail : 0.34%
Andersons, Inc.	3,808	190,933
Food products: 0.77%
Simply Good Foods Co.†	4,067	141,409
Vital Farms, Inc.†	8,381	293,922
		435,331
Personal care products: 0.79%
BellRing Brands, Inc.†	5,710	346,711
e.l.f. Beauty, Inc.†	955	104,124
		450,835
Tobacco: 0.46%
Turning Point Brands, Inc.	6,065	261,705
Energy: 4.89%
Energy equipment & services: 1.38%
Helix Energy Solutions Group, Inc.†	15,612	173,293
Helmerich & Payne, Inc.	10,721	326,133
Liberty Energy, Inc. Class A	7,691	146,821
Noble Corp. PLC	2,046	73,942
Seadrill Ltd.†	1,520	60,405
		780,594
Oil, gas & consumable fuels: 3.51%
California Resources Corp.	3,546	186,059
CVR Energy, Inc.	4,385	100,986
International Seaways, Inc.	5,256	270,999
Murphy Oil Corp.	1,312	44,267
Par Pacific Holdings, Inc.†	6,726	118,377
PBF Energy, Inc. Class A	5,978	185,019
Peabody Energy Corp.	12,342	327,557
Sable Offshore Corp.†	9,601	226,872
Scorpio Tankers, Inc.	3,319	236,645
Teekay Tankers Ltd. Class A	2,571	149,761
Vital Energy, Inc.†	5,303	142,651
		1,989,193
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Financials: 17.60%
Banks: 9.75%
Ameris Bancorp	5,147	$321,121
Axos Financial, Inc.†	5,709	358,982
Bancorp, Inc.†	6,848	366,368
Bank of NT Butterfield & Son Ltd.	7,062	260,447
CrossFirst Bankshares, Inc.†	6,597	110,104
Customers Bancorp, Inc.†	5,806	269,689
Enterprise Financial Services Corp.	2,252	115,438
First BanCorp	15,898	336,561
First Financial Bankshares, Inc.	4,329	160,216
First Financial Corp.	3,759	164,832
Hancock Whitney Corp.	6,959	356,092
Hanmi Financial Corp.	8,888	165,317
Hilltop Holdings, Inc.	5,788	186,142
International Bancshares Corp.	837	50,044
Mercantile Bank Corp.	2,395	104,709
OFG Bancorp	8,131	365,244
Pathward Financial, Inc.	3,890	256,779
Preferred Bank	2,919	234,250
Provident Financial Services, Inc.	13,074	242,653
Republic Bancorp, Inc. Class A	3,807	248,597
UMB Financial Corp.	3,260	342,659
Westamerica BanCorp	3,996	197,482
WSFS Financial Corp.	6,012	306,552
		5,520,278
Capital markets: 1.64%
Artisan Partners Asset Management, Inc. Class A	3,036	131,519
Evercore, Inc. Class A	379	96,016
StoneX Group, Inc.†	2,364	193,564
Victory Capital Holdings, Inc. Class A	5,990	331,846
Virtus Investment Partners, Inc.	855	179,080
		932,025
Consumer finance: 1.24%
Bread Financial Holdings, Inc.	3,143	149,544
Enova International, Inc.†	4,725	395,908
Green Dot Corp. Class A†	4,128	48,339
Regional Management Corp.	3,355	109,742
		703,533
Financial services: 3.17%
Essent Group Ltd.	5,504	353,852
Evertec, Inc.	4,009	135,865
Jackson Financial, Inc. Class A	4,365	398,219
Marqeta, Inc. Class A†	24,294	119,527
MGIC Investment Corp.	5,562	142,387
NMI Holdings, Inc. Class A†	6,871	283,017
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Financial services(continued)
Payoneer Global, Inc.†	23,211	$174,779
Radian Group, Inc.	5,344	185,383
		1,793,029
Insurance: 1.80%
CNO Financial Group, Inc.	7,158	251,246
Employers Holdings, Inc.	2,656	127,408
Genworth Financial, Inc. Class A†	31,060	212,761
Oscar Health, Inc. Class A†	15,146	321,247
Skyward Specialty Insurance Group, Inc.†	2,684	109,319
		1,021,981
Health care: 17.40%
Biotechnology: 7.94%
ACADIA Pharmaceuticals, Inc.†	2,891	44,464
ADMA Biologics, Inc.†	13,836	276,582
Alkermes PLC†	7,749	216,895
Amicus Therapeutics, Inc.†	8,837	94,379
Apogee Therapeutics, Inc.†	1,887	110,842
Arcellx, Inc.†	2,786	232,659
Arcus Biosciences, Inc.†	6,655	101,755
Blueprint Medicines Corp.†	1,790	165,575
Bridgebio Pharma, Inc.†	2,348	59,780
CareDx, Inc.†	6,671	208,302
Catalyst Pharmaceuticals, Inc.†	7,806	155,183
Crinetics Pharmaceuticals, Inc.†	997	50,947
Cytokinetics, Inc.†	2,070	109,296
Denali Therapeutics, Inc.†	3,170	92,342
Editas Medicine, Inc.†	10,605	36,163
Entrada Therapeutics, Inc.†	6,157	98,389
Halozyme Therapeutics, Inc.†	5,125	293,355
Insmed, Inc.†	1,771	129,283
Intellia Therapeutics, Inc.†	5,664	116,395
Janux Therapeutics, Inc.†	3,266	148,374
Kiniksa Pharmaceuticals International PLC Class A†	7,242	180,978
Krystal Biotech, Inc.†	739	134,520
MiMedx Group, Inc.†	26,433	156,219
PepGen, Inc.†	6,200	53,010
Relay Therapeutics, Inc.†	23,009	162,904
Revolution Medicines, Inc.†	3,875	175,731
SpringWorks Therapeutics, Inc.†	1,705	54,628
TG Therapeutics, Inc.†	9,521	222,696
Twist Bioscience Corp.†	1,588	71,746
Ultragenyx Pharmaceutical, Inc.†	1,111	61,716
Vaxcyte, Inc.†	1,862	212,771
Veracyte, Inc.†	4,780	162,711
Voyager Therapeutics, Inc.†	17,581	102,849
		4,493,439
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.05%
Bioventus, Inc. Class A†	13,324	$159,222
Embecta Corp.	4,360	61,476
Haemonetics Corp.†	885	71,136
Inmode Ltd.†	3,910	66,275
Lantheus Holdings, Inc.†	4,044	443,829
LeMaitre Vascular, Inc.	1,865	173,240
LivaNova PLC†	4,780	251,141
Merit Medical Systems, Inc.†	2,071	204,677
Omnicell, Inc.†	1,254	54,674
TransMedics Group, Inc.†	1,054	165,478
UFP Technologies, Inc.†	245	77,591
		1,728,739
Health care providers & services: 3.22%
Addus HomeCare Corp.†	1,907	253,688
Alignment Healthcare, Inc.†	20,359	240,643
Castle Biosciences, Inc.†	5,587	159,341
HealthEquity, Inc.†	613	50,174
Hims & Hers Health, Inc.†	6,240	114,941
NeoGenomics, Inc.†	12,103	178,519
Option Care Health, Inc.†	1,617	50,612
Owens & Minor, Inc.†	16,405	257,395
Privia Health Group, Inc.†	4,614	84,021
Progyny, Inc.†	3,209	53,783
Select Medical Holdings Corp.	3,378	117,791
Tenet Healthcare Corp.†	1,578	262,264
		1,823,172
Life sciences tools & services: 0.43%
BioLife Solutions, Inc.†	6,974	174,629
Quanterix Corp.†	5,451	70,645
		245,274
Pharmaceuticals: 2.76%
Amneal Pharmaceuticals, Inc.†	21,560	179,379
Amphastar Pharmaceuticals, Inc.†	3,655	177,377
ANI Pharmaceuticals, Inc.†	3,237	193,119
Arvinas, Inc.†	4,117	101,402
Collegium Pharmaceutical, Inc.†	2,854	110,279
Corcept Therapeutics, Inc.†	9,891	457,755
Harmony Biosciences Holdings, Inc.†	7,305	292,200
Pacira BioSciences, Inc.†	3,396	51,110
		1,562,621
Industrials: 16.50%
Aerospace & defense: 0.90%
Moog, Inc. Class A	608	122,828
V2X, Inc.†	6,880	384,317
		507,145
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Building products: 0.94%
Griffon Corp.	4,389	$307,230
MasterBrand, Inc.†	12,148	225,224
		532,454
Commercial services & supplies: 1.17%
Brink’s Co.	1,135	131,251
Cimpress PLC†	4,297	352,010
Ennis, Inc.	4,630	112,602
Healthcare Services Group, Inc.†	6,118	68,338
		664,201
Construction & engineering: 1.77%
Argan, Inc.	821	83,274
EMCOR Group, Inc.	680	292,760
MYR Group, Inc.†	669	68,392
Primoris Services Corp.	7,310	424,565
Sterling Infrastructure, Inc.†	911	132,113
		1,001,104
Electrical equipment: 2.36%
Array Technologies, Inc.†	21,576	142,401
Atkore, Inc.	2,450	207,613
Fluence Energy, Inc.†	13,659	310,196
NEXTracker, Inc. Class A†	7,827	293,356
Powell Industries, Inc.	1,735	385,153
		1,338,719
Ground transportation: 0.52%
ArcBest Corp.	2,702	293,032
Machinery: 2.68%
Blue Bird Corp.†	5,538	265,602
Hyster-Yale, Inc.	5,731	365,466
Luxfer Holdings PLC	12,601	163,183
Mueller Industries, Inc.	4,834	358,199
Tennant Co.	1,327	127,445
Terex Corp.	4,492	237,672
		1,517,567
Marine transportation: 0.68%
Costamare, Inc.	8,483	133,353
Matson, Inc.	1,762	251,296
		384,649
Passenger airlines: 0.42%
SkyWest, Inc.†	2,826	240,267
Professional services: 2.25%
CBIZ, Inc.†	1,263	84,987
Exponent, Inc.	899	103,637
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Professional services(continued)
Insperity, Inc.	2,495	$219,560
Kelly Services, Inc. Class A	6,646	142,291
Legalzoom.com, Inc.†	16,949	107,626
Parsons Corp.†	1,500	155,520
TriNet Group, Inc.	1,934	187,540
Willdan Group, Inc.†	6,682	273,628
		1,274,789
Trading companies & distributors: 2.81%
Applied Industrial Technologies, Inc.	891	198,809
Boise Cascade Co.	2,566	361,755
DXP Enterprises, Inc.†	3,764	200,847
GMS, Inc.†	2,841	257,309
MRC Global, Inc.†	8,382	106,787
Rush Enterprises, Inc. Class A	6,191	327,071
WESCO International, Inc.	827	138,919
		1,591,497
Information technology: 12.51%
Electronic equipment, instruments & components: 3.18%
Arlo Technologies, Inc.†	23,749	287,600
Fabrinet†	1,949	460,822
Itron, Inc.†	2,271	242,565
Mirion Technologies, Inc. Class A†	17,815	197,212
Sanmina Corp.†	4,485	306,998
TTM Technologies, Inc.†	16,783	306,290
		1,801,487
IT services: 0.44%
DigitalOcean Holdings, Inc.†	6,127	247,470
Semiconductors & semiconductor equipment: 3.03%
ACM Research, Inc. Class A†	11,896	241,489
Amkor Technology, Inc.	5,285	161,721
Axcelis Technologies, Inc.†	2,041	213,999
Onto Innovation, Inc.†	867	179,955
Photronics, Inc.†	5,269	130,460
Rambus, Inc.†	3,817	161,154
SMART Global Holdings, Inc.†	16,294	341,359
Ultra Clean Holdings, Inc.†	7,168	286,218
		1,716,355
Software: 5.55%
Adeia, Inc.	17,002	202,494
Amplitude, Inc. Class A†	37,212	333,792
Appfolio, Inc. Class A†	1,221	287,423
C3.ai, Inc. Class A†	2,036	49,332
Clear Secure, Inc. Class A	9,961	330,108
Consensus Cloud Solutions, Inc.†	4,497	105,904
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Software(continued)
Freshworks, Inc. Class A†	7,078	$81,255
Intapp, Inc.†	3,576	171,040
InterDigital, Inc.	1,214	171,939
LiveRamp Holdings, Inc.†	7,153	177,251
Olo, Inc. Class A†	20,392	101,144
PagerDuty, Inc.†	3,490	64,740
SPS Commerce, Inc.†	1,333	258,829
Tenable Holdings, Inc.†	1,909	77,353
Verint Systems, Inc.†	9,081	230,022
Zeta Global Holdings Corp. Class A†	16,828	501,979
		3,144,605
Technology hardware, storage & peripherals: 0.31%
CPI Card Group, Inc.†	4,146	115,383
Diebold Nixdorf, Inc.†	1,380	61,631
		177,014
Materials: 4.03%
Chemicals: 1.43%
Aspen Aerogels, Inc.†	5,331	147,616
Hawkins, Inc.	642	81,836
Koppers Holdings, Inc.	4,329	158,138
Mativ Holdings, Inc.	6,384	108,464
Orion SA	10,396	185,153
Quaker Chemical Corp.	315	53,074
Tronox Holdings PLC	5,260	76,954
		811,235
Containers & packaging: 0.34%
O-I Glass, Inc.†	14,426	189,269
Metals & mining: 1.53%
Commercial Metals Co.	4,906	269,634
Constellium SE Class A†	16,107	261,900
Ryerson Holding Corp.	3,808	75,817
SunCoke Energy, Inc.	16,689	144,860
Worthington Steel, Inc.	3,366	114,478
		866,689
Paper & forest products: 0.73%
Clearwater Paper Corp.†	3,402	97,093
Sylvamo Corp.	3,691	316,872
		413,965
Real estate: 6.29%
Diversified REITs: 1.36%
Broadstone Net Lease, Inc.	14,025	265,774
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Diversified REITs(continued)
CTO Realty Growth, Inc. REIT	7,131	$135,632
Essential Properties Realty Trust, Inc.	10,750	367,112
		768,518
Health care REITs: 0.61%
CareTrust REIT, Inc.	8,791	271,290
National Health Investors, Inc.	876	73,637
		344,927
Hotel & resort REITs: 1.92%
Apple Hospitality REIT, Inc.	19,202	285,150
Chatham Lodging Trust	20,303	172,981
DiamondRock Hospitality Co.	32,894	287,165
RLJ Lodging Trust	6,022	55,282
Ryman Hospitality Properties, Inc.	2,698	289,333
		1,089,911
Real estate management & development: 0.94%
Forestar Group, Inc.†	7,540	244,070
Newmark Group, Inc. Class A	18,725	290,799
		534,869
Residential REITs : 0.53%
BRT Apartments Corp.	6,003	105,533
NexPoint Residential Trust, Inc.	4,351	191,487
		297,020
Retail REITs : 0.48%
Getty Realty Corp.	3,233	102,842
Urban Edge Properties	7,900	168,981
		271,823
Specialized REITs : 0.45%
Safehold, Inc.	7,132	187,072
Uniti Group, Inc.	11,734	66,180
		253,252
Utilities: 2.91%
Electric utilities: 0.54%
Otter Tail Corp.	3,914	305,918
Gas utilities: 0.81%
Brookfield Infrastructure Corp. Class A	3,149	136,761
New Jersey Resources Corp.	4,537	214,146
Southwest Gas Holdings, Inc.	1,452	107,100
		458,007
Independent power and renewable electricity producers: 0.40%
Clearway Energy, Inc. Class A	8,056	229,354
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Multi-utilities: 0.60%
Avista Corp.	2,662	$103,153
Black Hills Corp.	1,315	80,373
Northwestern Energy Group, Inc.	2,692	154,036
		337,562
Water utilities: 0.56%
Consolidated Water Co. Ltd.	6,470	163,109
SJW Group	2,662	154,689
		317,798
Total common stocks (Cost $46,689,386)		54,712,461

	Expiration date
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	103	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	104	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 2.26%
Investment companies: 2.26%
Allspring Government Money Market Fund Select Class♠∞		4.86%	1,281,402	1,281,402
Total short-term investments (Cost $1,281,402)				1,281,402
Total investments in securities (Cost $47,970,788)	98.86%			55,993,863
Other assets and liabilities, net	1.14			646,890
Total net assets	100.00%			$56,640,753

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,643,149	$6,661,261	$(7,023,008)	$0	$0	$1,281,402	1,281,402	$30,289
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	118	12-20-2024	$1,301,961	$1,327,028	$25,067	$0
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined Small Cap Fund

Statement of assets and liabilities—September 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $46,689,386)	$54,712,461
Investments in affiliated securities, at value (cost $1,281,402)	1,281,402
Cash	2,584
Cash at broker segregated for futures contracts	176,400
Receivable for Fund shares sold	466,916
Receivable for investments sold	320,546
Receivable for dividends	39,909
Receivable for daily variation margin on open futures contracts	2,891
Prepaid expenses and other assets	51,220
Total assets	57,054,329
Liabilities
Payable for investments purchased	333,186
Payable for Fund shares redeemed	34,608
Professional fees payable	25,744
Management fee payable	5,501
Shareholder servicing fee payable	3,801
Administration fees payable	3,146
Trustees’ fees and expenses payable	2,487
Accrued expenses and other liabilities	5,103
Total liabilities	413,576
Total net assets	$56,640,753
Net assets consist of
Paid-in capital	$43,076,603
Total distributable earnings	13,564,150
Total net assets	$56,640,753
Computation of net asset value and offering price per share
Net assets–Class A	$1,539,819
Shares outstanding–Class A1	108,708
Net asset value per share–Class A	$14.16
Maximum offering price per share – Class A2	$15.02
Net assets–Class R6	$35,330,158
Shares outstanding–Class R6[1]	2,529,303
Net asset value per share–Class R6	$13.97
Net assets–Administrator Class	$17,455,448
Shares outstanding–Administrator Class[1]	1,246,396
Net asset value per share–Administrator Class	$14.00
Net assets–Institutional Class	$2,315,328
Shares outstanding–Institutional Class[1]	165,555
Net asset value per share–Institutional Class	$13.99
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 13

Statement of operations—six months ended September 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,434)	$336,772
Income from affiliated securities	30,289
Interest	2,622
Total investment income	369,683
Expenses
Management fee	141,893
Administration fees
Class A	1,350
Class R6	5,550
Administrator Class	11,004
Institutional Class	964
Shareholder servicing fees
Class A	1,687
Administrator Class	21,162
Custody and accounting fees	2,474
Professional fees	21,905
Registration fees	30,503
Shareholder report expenses	11,254
Trustees’ fees and expenses	12,871
Other fees and expenses	12,882
Total expenses	275,499
Less: Fee waivers and/or expense reimbursements
Fund-level	(100,303)
Class A	(46)
Institutional Class	(54)
Net expenses	175,096
Net investment income	194,587
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	3,244,618
Futures contracts	81,906
Net realized gains on investments	3,326,524
Net change in unrealized gains (losses) on
Unaffiliated securities	(383,576)
Futures contracts	(34,739)
Net change in unrealized gains (losses) on investments	(418,315)
Net realized and unrealized gains (losses) on investments	2,908,209
Net increase in net assets resulting from operations	$3,102,796
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined Small Cap Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2024 (unaudited)		Year ended March 31, 2024
Operations
Net investment income		$194,587		$196,998
Net realized gains on investments		3,326,524		1,940,846
Net change in unrealized gains (losses) on investments		(418,315)		6,569,534
Net increase in net assets resulting from operations		3,102,796		8,707,378
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(21,801)
Class R6		0		(703,060)
Administrator Class		0		(388,225)
Institutional Class		0		(36,761)
Total distributions to shareholders		0		(1,149,847)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	33,736	455,788	51,043	611,403
Class R6	174,709	2,307,297	3,134,791	37,786,354
Administrator Class	15,804	207,225	39,518	467,511
Institutional Class	88,789	1,224,150	45,964	511,716
		4,194,460		39,376,984
Reinvestment of distributions
Class A	0	0	1,861	21,801
Class R6	0	0	60,802	703,060
Administrator Class	0	0	33,286	385,705
Institutional Class	0	0	3,178	36,761
		0		1,147,327
Payment for shares redeemed
Class A	(17,831)	(245,915)	(12,764)	(152,376)
Class R6	(675,457)	(9,317,794)	(183,935)	(2,281,091)
Administrator Class	(68,247)	(897,115)	(161,280)	(1,867,622)
Institutional Class	(40,305)	(528,113)	(14,583)	(170,863)
		(10,988,937)		(4,471,952)
Net increase (decrease) in net assets resulting from capital share transactions		(6,794,477)		36,052,359
Total increase (decrease) in net assets		(3,691,681)		43,609,890
Net assets
Beginning of period		60,332,434		16,722,544
End of period		$56,640,753		$60,332,434
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.49	$10.98	$11.82	$11.67	$6.12	$8.39
Net investment income (loss)	0.03 [1]	0.07 [1]	0.04	0.01 [1]	(0.05)[1]	(0.00)[1,2]
Net realized and unrealized gains (losses) on investments	0.64	2.73	(0.86)	0.14	5.60	(2.22)
Total from investment operations	0.67	2.80	(0.82)	0.15	5.55	(2.22)
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.01)	0.00	0.00	(0.05)
Net realized gains	0.00	(0.28)	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.29)	(0.02)	0.00	0.00	(0.05)
Net asset value, end of period	$14.16	$13.49	$10.98	$11.82	$11.67	$6.12
Total return[3]	4.97%	25.98%	(7.01)%	1.29%	90.69%	(26.67)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.81%	2.10%	1.74%	1.81%	1.40%
Net expenses	0.92%	0.87%	0.91%	0.91%	0.93%	0.93%
Net investment income (loss)	0.41%	0.62%	0.35%	0.05%	(0.53)%	(0.05)%
Supplemental data
Portfolio turnover rate	29%	57%	53%	39%	48%	67%
Net assets, end of period (000s omitted)	$1,540	$1,252	$578	$662	$991	$102

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.27	$10.78	$11.64	$11.45	$6.15	$8.50
Net investment income	0.05 [1]	0.10 [1]	0.08 [1]	0.06 [1]	0.04 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	0.65	2.70	(0.89)	0.14	5.51	(2.35)
Total from investment operations	0.70	2.80	(0.81)	0.20	5.55	(2.27)
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.04)	(0.01)	(0.25)	(0.08)
Net realized gains	0.00	(0.28)	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.31)	(0.05)	(0.01)	(0.25)	(0.08)
Net asset value, end of period	$13.97	$13.27	$10.78	$11.64	$11.45	$6.15
Total return[2]	5.28%	26.46%	(6.98)%	1.76%	90.71%	(27.03)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	1.07%	1.67%	1.32%	1.42%	0.89%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.79%	0.84%	0.76%	0.49%	0.51%	0.95%
Supplemental data
Portfolio turnover rate	29%	57%	53%	39%	48%	67%
Net assets, end of period (000s omitted)	$35,330	$40,213	$198	$236	$155	$141

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.33	$10.85	$11.73	$11.59	$6.10	$8.40
Net investment income	0.03 [1]	0.08 [1]	0.06	0.02	0.02	0.02 [1]
Net realized and unrealized gains (losses) on investments	0.64	2.69	(0.91)	0.14	5.47	(2.27)
Total from investment operations	0.67	2.77	(0.85)	0.16	5.49	(2.25)
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.02)	(0.02)	(0.00)[2]	(0.05)
Net realized gains	0.00	(0.28)	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.29)	(0.03)	(0.02)	(0.00)[2]	(0.05)
Net asset value, end of period	$14.00	$13.33	$10.85	$11.73	$11.59	$6.10
Total return[3]	5.03%	26.03%	(7.28)%	1.37%	90.04%	(26.99)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.77%	2.01%	1.67%	1.75%	1.25%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.47%	0.66%	0.40%	0.12%	0.17%	0.27%
Supplemental data
Portfolio turnover rate	29%	57%	53%	39%	48%	67%
Net assets, end of period (000s omitted)	$17,455	$17,312	$15,055	$20,963	$24,318	$17,049

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.29	$10.80	$11.71	$11.60	$6.10	$8.48
Net investment income	0.05 [1]	0.11 [1]	0.07 [1]	0.04 [1]	0.04 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	0.65	2.68	(0.90)	0.16	5.47	(2.28)
Total from investment operations	0.70	2.79	(0.83)	0.20	5.51	(2.22)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.07)	(0.09)	(0.01)	(0.16)
Net realized gains	0.00	(0.28)	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.30)	(0.08)	(0.09)	(0.01)	(0.16)
Net asset value, end of period	$13.99	$13.29	$10.80	$11.71	$11.60	$6.10
Total return[2]	5.27%	26.30%	(7.09)%	1.68%	90.34%	(26.80)%
Ratios to average net assets (annualized)
Gross expenses	0.96%	1.48%	1.76%	1.42%	1.51%	0.94%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.79%	0.91%	0.65%	0.36%	0.47%	0.69%
Supplemental data
Portfolio turnover rate	29%	57%	53%	39%	48%	67%
Net assets, end of period (000s omitted)	$2,315	$1,556	$891	$1,192	$1,708	$1,586

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
20 | Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $48,167,602 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$10,212,719
Gross unrealized losses	(2,361,391)
Net unrealized gains	$7,851,328
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined Small Cap Fund | 21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,130,702	$0	$0	$1,130,702
Consumer discretionary	5,726,605	0	0	5,726,605
Consumer staples	1,338,804	0	0	1,338,804
Energy	2,769,787	0	0	2,769,787
Financials	9,970,846	0	0	9,970,846
Health care	9,853,245	0	0	9,853,245
Industrials	9,345,424	0	0	9,345,424
Information technology	7,086,931	0	0	7,086,931
Materials	2,281,158	0	0	2,281,158
Real estate	3,560,320	0	0	3,560,320
Utilities	1,648,639	0	0	1,648,639
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	1,281,402	0	0	1,281,402
	55,993,863	0	0	55,993,863
Futures contracts	25,067	0	0	25,067
Total assets	$56,018,930	$0	$0	$56,018,930
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.500%
Next $4 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended September 30, 2024, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.
22 | Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.92%
Class R6	0.50
Administrator Class	0.85
Institutional Class	0.60
Sales charges
Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), an affiliate of Allspring Funds Management, the principal underwriter, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A shares for the six months ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2024 were $16,206,191 and $22,899,574, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2024, the Fund entered into futures contracts for economic hedging purposes. The Fund had an average notional amount of $1,237,545 in long futures contracts during the six months ended September 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Disciplined Small Cap Fund | 23

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Disciplined Small Cap Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Disciplined Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Disciplined Small Cap Fund | 27

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2000® Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

28 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Disciplined Small Cap Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4335 09-24

Allspring Index Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2024

Allspring Index Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.83%
Communication services: 8.76%
Diversified telecommunication services: 0.70%
AT&T, Inc.	194,115	$4,270,530
Verizon Communications, Inc.	113,961	5,117,988
		9,388,518
Entertainment: 1.16%
Electronic Arts, Inc.	6,509	933,651
Live Nation Entertainment, Inc.†	4,240	464,238
Netflix, Inc.†	11,618	8,240,299
Take-Two Interactive Software, Inc.†	4,413	678,322
Walt Disney Co.	49,098	4,722,737
Warner Bros Discovery, Inc.†	60,405	498,341
		15,537,588
Interactive media & services: 6.16%
Alphabet, Inc. Class A	158,616	26,306,464
Alphabet, Inc. Class C	130,031	21,739,883
Match Group, Inc.†	6,982	264,199
Meta Platforms, Inc. Class A	59,146	33,857,536
		82,168,082
Media: 0.53%
Charter Communications, Inc. Class A†	2,628	851,682
Comcast Corp. Class A	104,582	4,368,390
Fox Corp. Class A	6,082	257,451
Fox Corp. Class B	3,572	138,594
Interpublic Group of Cos., Inc.	10,168	321,614
News Corp. Class A	10,242	272,744
News Corp. Class B	3,039	84,940
Omnicom Group, Inc.	5,297	547,657
Paramount Global Class B	16,100	170,982
		7,014,054
Wireless telecommunication services: 0.21%
T-Mobile U.S., Inc.	13,267	2,737,778
Consumer discretionary: 9.98%
Automobile components: 0.05%
Aptiv PLC†	7,195	518,112
BorgWarner, Inc.	6,166	223,764
		741,876
Automobiles: 1.66%
Ford Motor Co.	105,701	1,116,203
General Motors Co.	30,427	1,364,347
Tesla, Inc.†	75,115	19,652,337
		22,132,887
The accompanying notes are an integral part of these financial statements.
2 | Allspring Index Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Broadline retail: 3.60%
Amazon.com, Inc.†	252,883	$47,119,690
eBay, Inc.	13,238	861,926
		47,981,616
Distributors: 0.09%
Genuine Parts Co.	3,772	526,873
LKQ Corp.	7,127	284,510
Pool Corp.	1,036	390,365
		1,201,748
Hotels, restaurants & leisure: 1.88%
Airbnb, Inc. Class A†	11,912	1,510,561
Booking Holdings, Inc.	908	3,824,605
Caesars Entertainment, Inc.†	5,857	244,471
Carnival Corp.†	27,349	505,410
Chipotle Mexican Grill, Inc. Class A†	37,075	2,136,261
Darden Restaurants, Inc.	3,207	526,365
Domino’s Pizza, Inc.	947	407,343
Expedia Group, Inc.†	3,375	499,567
Hilton Worldwide Holdings, Inc.	6,671	1,537,665
Las Vegas Sands Corp.	9,569	481,703
Marriott International, Inc. Class A	6,326	1,572,644
McDonald’s Corp.	19,420	5,913,584
MGM Resorts International†	6,250	244,312
Norwegian Cruise Line Holdings Ltd.†	11,903	244,131
Royal Caribbean Cruises Ltd.	6,411	1,137,055
Starbucks Corp.	30,678	2,990,798
Wynn Resorts Ltd.	2,532	242,768
Yum! Brands, Inc.	7,612	1,063,473
		25,082,716
Household durables: 0.40%
D.R. Horton, Inc.	7,944	1,515,477
Garmin Ltd.	4,163	732,813
Lennar Corp. Class A	6,543	1,226,682
Mohawk Industries, Inc.†	1,418	227,844
NVR, Inc.†	83	814,379
PulteGroup, Inc.	5,618	806,352
		5,323,547
Leisure products: 0.02%
Hasbro, Inc.	3,548	256,591
Specialty retail: 1.91%
AutoZone, Inc.†	462	1,455,318
Best Buy Co., Inc.	5,314	548,936
CarMax, Inc.†	4,225	326,930
Home Depot, Inc.	26,845	10,877,594
Lowe’s Cos., Inc.	15,427	4,178,403
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
O’Reilly Automotive, Inc.†	1,570	$1,808,012
Ross Stores, Inc.	9,031	1,359,256
TJX Cos., Inc.	30,596	3,596,254
Tractor Supply Co.	2,920	849,516
Ulta Beauty, Inc.†	1,292	502,743
		25,502,962
Textiles, apparel & luxury goods: 0.37%
Deckers Outdoor Corp.†	4,128	658,210
lululemon athletica, Inc.†	3,113	844,713
NIKE, Inc. Class B	32,526	2,875,298
Ralph Lauren Corp. Class A	1,084	210,155
Tapestry, Inc.	6,233	292,826
		4,881,202
Consumer staples: 5.82%
Beverages: 1.32%
Brown-Forman Corp. Class B	4,963	244,180
Coca-Cola Co.	105,010	7,546,019
Constellation Brands, Inc. Class A	4,242	1,093,121
Keurig Dr Pepper, Inc.	28,636	1,073,277
Molson Coors Beverage Co. Class B	4,756	273,565
Monster Beverage Corp.†	19,093	996,082
PepsiCo, Inc.	37,186	6,323,479
		17,549,723
Consumer staples distribution & retail: 1.89%
Costco Wholesale Corp.	12,002	10,640,013
Dollar General Corp.	5,953	503,445
Dollar Tree, Inc.†	5,470	384,650
Kroger Co.	17,977	1,030,082
Sysco Corp.	13,313	1,039,213
Target Corp.	12,525	1,952,147
Walgreens Boots Alliance, Inc.	19,398	173,806
Walmart, Inc.	117,589	9,495,312
		25,218,668
Food products: 0.72%
Archer-Daniels-Midland Co.	12,944	773,275
Bunge Global SA	3,835	370,614
Campbell Soup Co.	5,334	260,939
Conagra Brands, Inc.	12,969	421,752
General Mills, Inc.	15,069	1,112,846
Hershey Co.	3,998	766,736
Hormel Foods Corp.	7,867	249,384
J.M. Smucker Co.	2,881	348,889
Kellanova	7,263	586,197
Kraft Heinz Co.	23,895	838,954
Lamb Weston Holdings, Inc.	3,889	251,774
The accompanying notes are an integral part of these financial statements.
4 | Allspring Index Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Food products(continued)
McCormick & Co., Inc.	6,823	$561,533
Mondelez International, Inc. Class A	36,163	2,664,128
Tyson Foods, Inc. Class A	7,738	460,875
		9,667,896
Household products: 1.19%
Church & Dwight Co., Inc.	6,628	694,084
Clorox Co.	3,353	546,237
Colgate-Palmolive Co.	22,120	2,296,277
Kimberly-Clark Corp.	9,118	1,297,309
Procter & Gamble Co.	63,729	11,037,863
		15,871,770
Personal care products: 0.14%
Estee Lauder Cos., Inc. Class A	6,308	628,845
Kenvue, Inc.	51,848	1,199,244
		1,828,089
Tobacco: 0.56%
Altria Group, Inc.	46,191	2,357,588
Philip Morris International, Inc.	42,092	5,109,969
		7,467,557
Energy: 3.28%
Energy equipment & services: 0.25%
Baker Hughes Co. Class A	26,894	972,218
Halliburton Co.	23,900	694,295
Schlumberger NV	38,443	1,612,684
		3,279,197
Oil, gas & consumable fuels: 3.03%
APA Corp.	10,014	244,942
Chevron Corp.	46,047	6,781,342
ConocoPhillips	31,438	3,309,793
Coterra Energy, Inc.	20,014	479,335
Devon Energy Corp.	16,953	663,201
Diamondback Energy, Inc.	5,072	874,413
EOG Resources, Inc.	15,393	1,892,262
EQT Corp.	16,082	589,244
Exxon Mobil Corp.	120,277	14,098,870
Hess Corp.	7,482	1,016,056
Kinder Morgan, Inc.	52,275	1,154,755
Marathon Oil Corp.	15,144	403,285
Marathon Petroleum Corp.	9,061	1,476,128
Occidental Petroleum Corp.	18,228	939,471
ONEOK, Inc.	15,812	1,440,948
Phillips 66	11,332	1,489,591
Targa Resources Corp.	5,931	877,847
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	8,673	$1,171,115
Williams Cos., Inc.	32,999	1,506,404
		40,409,002
Financials: 12.76%
Banks: 3.08%
Bank of America Corp.	182,760	7,251,917
Citigroup, Inc.	51,648	3,233,165
Citizens Financial Group, Inc.	12,136	498,426
Fifth Third Bancorp	18,322	784,914
Huntington Bancshares, Inc.	39,321	578,019
JPMorgan Chase & Co.	77,025	16,241,491
KeyCorp	25,126	420,860
M&T Bank Corp.	4,521	805,280
PNC Financial Services Group, Inc.	10,761	1,989,171
Regions Financial Corp.	24,775	578,001
Truist Financial Corp.	36,254	1,550,584
U.S. Bancorp	42,245	1,931,864
Wells Fargo & Co.	92,148	5,205,440
		41,069,132
Capital markets: 2.95%
Ameriprise Financial, Inc.	2,658	1,248,755
Bank of New York Mellon Corp.	19,978	1,435,619
BlackRock, Inc.	3,770	3,579,653
Blackstone, Inc.	19,494	2,985,116
Cboe Global Markets, Inc.	2,833	580,397
Charles Schwab Corp.	40,443	2,621,111
CME Group, Inc.	9,749	2,151,117
FactSet Research Systems, Inc.	1,030	473,645
Franklin Resources, Inc.	8,354	168,333
Goldman Sachs Group, Inc.	8,549	4,232,695
Intercontinental Exchange, Inc.	15,543	2,496,828
Invesco Ltd.	12,183	213,933
KKR & Co., Inc.	18,258	2,384,130
MarketAxess Holdings, Inc.	1,022	261,836
Moody’s Corp.	4,240	2,012,262
Morgan Stanley	33,725	3,515,494
MSCI, Inc. Class A	2,129	1,241,058
Nasdaq, Inc.	11,203	817,931
Northern Trust Corp.	5,459	491,474
Raymond James Financial, Inc.	5,018	614,504
S&P Global, Inc.	8,669	4,478,579
State Street Corp.	8,084	715,191
T. Rowe Price Group, Inc.	6,026	656,412
		39,376,073
Consumer finance: 0.53%
American Express Co.	15,204	4,123,325
The accompanying notes are an integral part of these financial statements.
6 | Allspring Index Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Consumer finance(continued)
Capital One Financial Corp.	10,338	$1,547,909
Discover Financial Services	6,797	953,551
Synchrony Financial	10,700	533,716
		7,158,501
Financial services: 4.06%
Berkshire Hathaway, Inc. Class B†	49,591	22,824,754
Corpay, Inc.†	1,880	587,989
Fidelity National Information Services, Inc.	14,770	1,236,987
Fiserv, Inc.†	15,586	2,800,025
Global Payments, Inc.	6,888	705,469
Jack Henry & Associates, Inc.	1,974	348,490
Mastercard, Inc. Class A	22,336	11,029,517
PayPal Holdings, Inc.†	27,677	2,159,636
Visa, Inc. Class A	45,223	12,434,064
		54,126,931
Insurance: 2.14%
Aflac, Inc.	13,645	1,525,511
Allstate Corp.	7,148	1,355,618
American International Group, Inc.	17,433	1,276,619
Aon PLC Class A	5,881	2,034,767
Arch Capital Group Ltd.†	10,139	1,134,351
Arthur J Gallagher & Co.	5,932	1,669,087
Assurant, Inc.	1,402	278,802
Brown & Brown, Inc.	6,410	664,076
Chubb Ltd.	10,170	2,932,926
Cincinnati Financial Corp.	4,230	575,788
Erie Indemnity Co. Class A	675	364,379
Everest Group Ltd.	1,172	459,225
Globe Life, Inc.	2,432	257,573
Hartford Financial Services Group, Inc.	7,933	933,000
Loews Corp.	4,933	389,954
Marsh & McLennan Cos., Inc.	13,313	2,969,997
MetLife, Inc.	15,926	1,313,576
Principal Financial Group, Inc.	5,768	495,471
Progressive Corp.	15,855	4,023,365
Prudential Financial, Inc.	9,665	1,170,431
Travelers Cos., Inc.	6,171	1,444,755
W.R. Berkley Corp.	8,139	461,725
Willis Towers Watson PLC	2,749	809,663
		28,540,659
Health care: 11.47%
Biotechnology: 1.87%
AbbVie, Inc.	47,819	9,443,296
Amgen, Inc.	14,547	4,687,189
Biogen, Inc.†	3,943	764,311
Gilead Sciences, Inc.	33,705	2,825,827
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Incyte Corp.†	4,328	$286,081
Moderna, Inc.†	9,158	612,029
Regeneron Pharmaceuticals, Inc.†	2,873	3,020,213
Vertex Pharmaceuticals, Inc.†	6,987	3,249,514
		24,888,460
Health care equipment & supplies: 2.34%
Abbott Laboratories	47,103	5,370,213
Align Technology, Inc.†	1,901	483,462
Baxter International, Inc.	13,812	524,442
Becton Dickinson & Co.	7,825	1,886,607
Boston Scientific Corp.†	39,867	3,340,855
Cooper Cos., Inc.†	5,391	594,843
DexCom, Inc.†	10,849	727,317
Edwards Lifesciences Corp.†	16,308	1,076,165
GE HealthCare Technologies, Inc.	12,363	1,160,268
Hologic, Inc.†	6,288	512,220
IDEXX Laboratories, Inc.†	2,228	1,125,630
Insulet Corp.†	1,898	441,760
Intuitive Surgical, Inc.†	9,603	4,717,666
Medtronic PLC	34,723	3,126,112
ResMed, Inc.	3,978	971,109
Solventum Corp.†	3,741	260,823
STERIS PLC	2,670	647,582
Stryker Corp.	9,282	3,353,215
Teleflex, Inc.	1,276	315,580
Zimmer Biomet Holdings, Inc.	5,513	595,128
		31,230,997
Health care providers & services: 2.45%
Cardinal Health, Inc.	6,601	729,543
Cencora, Inc.	4,723	1,063,053
Centene Corp.†	14,241	1,072,062
Cigna Group	7,568	2,621,858
CVS Health Corp.	34,056	2,141,441
DaVita, Inc.†	1,249	204,749
Elevance Health, Inc.	6,278	3,264,560
HCA Healthcare, Inc.	5,030	2,044,343
Henry Schein, Inc.†	3,430	250,047
Humana, Inc.	3,260	1,032,572
Labcorp Holdings, Inc.	2,273	507,970
McKesson Corp.	3,511	1,735,909
Molina Healthcare, Inc.†	1,586	546,472
Quest Diagnostics, Inc.	3,014	467,924
UnitedHealth Group, Inc.	24,999	14,616,415
Universal Health Services, Inc. Class B	1,610	368,706
		32,667,624
The accompanying notes are an integral part of these financial statements.
8 | Allspring Index Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 1.24%
Agilent Technologies, Inc.	7,899	$1,172,844
Bio-Techne Corp.	4,266	340,982
Charles River Laboratories International, Inc.†	1,398	275,364
Danaher Corp.	17,401	4,837,826
IQVIA Holdings, Inc.†	4,689	1,111,152
Mettler-Toledo International, Inc.†	574	860,828
Revvity, Inc.	3,339	426,557
Thermo Fisher Scientific, Inc.	10,341	6,396,632
Waters Corp.†	1,607	578,343
West Pharmaceutical Services, Inc.	1,964	589,514
		16,590,042
Pharmaceuticals: 3.57%
Bristol-Myers Squibb Co.	54,886	2,839,802
Catalent, Inc.†	4,900	296,793
Eli Lilly & Co.	21,356	18,920,134
Johnson & Johnson	65,170	10,561,450
Merck & Co., Inc.	68,623	7,792,828
Pfizer, Inc.	153,410	4,439,685
Viatris, Inc.	32,311	375,131
Zoetis, Inc.	12,265	2,396,336
		47,622,159
Industrials: 8.41%
Aerospace & defense: 1.93%
Axon Enterprise, Inc.†	1,944	776,822
Boeing Co.†	15,847	2,409,378
General Dynamics Corp.	6,981	2,109,658
General Electric Co.	29,355	5,535,766
Howmet Aerospace, Inc.	11,049	1,107,662
Huntington Ingalls Industries, Inc.	1,062	280,772
L3Harris Technologies, Inc.	5,136	1,221,700
Lockheed Martin Corp.	5,743	3,357,128
Northrop Grumman Corp.	3,722	1,965,477
RTX Corp.	36,013	4,363,335
Textron, Inc.	5,072	449,278
TransDigm Group, Inc.	1,519	2,167,810
		25,744,786
Air freight & logistics: 0.39%
CH Robinson Worldwide, Inc.	3,175	350,425
Expeditors International of Washington, Inc.	3,821	502,079
FedEx Corp.	6,101	1,669,722
United Parcel Service, Inc. Class B	19,831	2,703,758
		5,225,984
Building products: 0.55%
A.O. Smith Corp.	3,248	291,768
Allegion PLC	2,359	343,801
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Building products(continued)
Builders FirstSource, Inc.†	3,153	$611,241
Carrier Global Corp.	22,729	1,829,457
Johnson Controls International PLC	18,085	1,403,577
Masco Corp.	5,908	495,917
Trane Technologies PLC	6,109	2,374,751
		7,350,512
Commercial services & supplies: 0.56%
Cintas Corp.	9,275	1,909,537
Copart, Inc.†	23,707	1,242,247
Republic Services, Inc. Class A	5,527	1,110,043
Rollins, Inc.	7,605	384,661
Veralto Corp.	6,690	748,343
Waste Management, Inc.	9,887	2,052,541
		7,447,372
Construction & engineering: 0.09%
Quanta Services, Inc.	3,989	1,189,320
Electrical equipment: 0.75%
AMETEK, Inc.	6,268	1,076,278
Eaton Corp. PLC	10,777	3,571,929
Emerson Electric Co.	15,504	1,695,672
GE Vernova, Inc.†	7,440	1,897,051
Generac Holdings, Inc.†	1,628	258,657
Hubbell, Inc. Class B	1,453	622,393
Rockwell Automation, Inc.	3,072	824,709
		9,946,689
Ground transportation: 0.98%
CSX Corp.	52,486	1,812,342
J.B. Hunt Transport Services, Inc.	2,181	375,852
Norfolk Southern Corp.	6,121	1,521,069
Old Dominion Freight Line, Inc.	5,105	1,014,057
Uber Technologies, Inc.†	56,877	4,274,875
Union Pacific Corp.	16,492	4,064,948
		13,063,143
Industrial conglomerates: 0.42%
3M Co.	14,872	2,033,002
Honeywell International, Inc.	17,629	3,644,091
		5,677,093
Machinery: 1.67%
Caterpillar, Inc.	13,127	5,134,232
Cummins, Inc.	3,710	1,201,261
Deere & Co.	6,938	2,895,436
Dover Corp.	3,721	713,465
Fortive Corp.	9,485	748,651
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Machinery(continued)
IDEX Corp.	2,049	$439,510
Illinois Tool Works, Inc.	7,314	1,916,780
Ingersoll Rand, Inc.	10,923	1,072,202
Nordson Corp.	1,473	386,854
Otis Worldwide Corp.	10,844	1,127,125
PACCAR, Inc.	14,192	1,400,467
Parker-Hannifin Corp.	3,480	2,198,734
Pentair PLC	4,480	438,099
Snap-on, Inc.	1,426	413,126
Stanley Black & Decker, Inc.	4,168	459,022
Westinghouse Air Brake Technologies Corp.	4,743	862,135
Xylem, Inc.	6,576	887,957
		22,295,056
Passenger airlines: 0.14%
Delta Air Lines, Inc.	17,360	881,715
Southwest Airlines Co.	16,221	480,628
United Airlines Holdings, Inc.†	8,902	507,948
		1,870,291
Professional services: 0.64%
Amentum Holdings, Inc.†	3,390	109,327
Automatic Data Processing, Inc.	11,040	3,055,099
Broadridge Financial Solutions, Inc.	3,160	679,495
Dayforce, Inc.†	4,280	262,150
Equifax, Inc.	3,350	984,431
Jacobs Solutions, Inc.	3,390	443,751
Leidos Holdings, Inc.	3,647	594,461
Paychex, Inc.	8,677	1,164,367
Paycom Software, Inc.	1,317	219,373
Verisk Analytics, Inc. Class A	3,856	1,033,254
		8,545,708
Trading companies & distributors: 0.29%
Fastenal Co.	15,503	1,107,224
United Rentals, Inc.	1,803	1,459,943
WW Grainger, Inc.	1,203	1,249,689
		3,816,856
Information technology: 31.33%
Communications equipment: 0.84%
Arista Networks, Inc.†	6,974	2,676,761
Cisco Systems, Inc.	109,069	5,804,652
F5, Inc.†	1,578	347,475
Juniper Networks, Inc.	8,911	347,351
Motorola Solutions, Inc.	4,517	2,030,979
		11,207,218
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.58%
Amphenol Corp. Class A	32,603	$2,124,412
CDW Corp.	3,616	818,301
Corning, Inc.	20,849	941,332
Jabil, Inc.	3,071	367,998
Keysight Technologies, Inc.†	4,725	750,944
TE Connectivity PLC	8,228	1,242,346
Teledyne Technologies, Inc.†	1,267	554,515
Trimble, Inc.†	6,611	410,477
Zebra Technologies Corp. Class A†	1,396	516,967
		7,727,292
IT services: 1.15%
Accenture PLC Class A	16,958	5,994,314
Akamai Technologies, Inc.†	4,102	414,097
Cognizant Technology Solutions Corp. Class A	13,419	1,035,678
EPAM Systems, Inc.†	1,541	306,705
Gartner, Inc.†	2,086	1,057,101
GoDaddy, Inc. Class A†	3,816	598,273
International Business Machines Corp.	24,938	5,513,293
VeriSign, Inc.†	2,272	431,589
		15,351,050
Semiconductors & semiconductor equipment: 10.98%
Advanced Micro Devices, Inc.†	43,816	7,189,329
Analog Devices, Inc.	13,434	3,092,104
Applied Materials, Inc.	22,415	4,528,951
Broadcom, Inc.	126,018	21,738,105
Enphase Energy, Inc.†	3,666	414,331
First Solar, Inc.†	2,898	722,877
Intel Corp.	115,517	2,710,029
KLA Corp.	3,639	2,818,078
Lam Research Corp.	3,530	2,880,762
Microchip Technology, Inc.	14,524	1,166,132
Micron Technology, Inc.	30,019	3,113,271
Monolithic Power Systems, Inc.	1,320	1,220,340
NVIDIA Corp.	665,978	80,876,368
NXP Semiconductors NV	6,896	1,655,109
ON Semiconductor Corp.†	11,597	842,058
Qorvo, Inc.†	2,568	265,274
QUALCOMM, Inc.	30,159	5,128,538
Skyworks Solutions, Inc.	4,324	427,082
Teradyne, Inc.	4,418	591,703
Texas Instruments, Inc.	24,718	5,105,997
		146,486,438
Software: 10.21%
Adobe, Inc.†	12,004	6,215,431
ANSYS, Inc.†	2,366	753,878
Autodesk, Inc.†	5,833	1,606,875
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Software(continued)
Cadence Design Systems, Inc.†	7,413	$2,009,145
Crowdstrike Holdings, Inc. Class A†	6,251	1,753,218
Fair Isaac Corp.†	664	1,290,497
Fortinet, Inc.†	17,187	1,332,852
Gen Digital, Inc.	14,664	402,233
Intuit, Inc.	7,568	4,699,728
Microsoft Corp.	201,229	86,588,839
Oracle Corp.	43,272	7,373,549
Palantir Technologies, Inc. Class A†	54,518	2,028,070
Palo Alto Networks, Inc.†	8,766	2,996,219
PTC, Inc.†	3,252	587,506
Roper Technologies, Inc.	2,902	1,614,789
Salesforce, Inc.	26,233	7,180,234
ServiceNow, Inc.†	5,577	4,988,013
Synopsys, Inc.†	4,148	2,100,506
Tyler Technologies, Inc.†	1,155	674,197
		136,195,779
Technology hardware, storage & peripherals: 7.57%
Apple, Inc.	411,610	95,905,130
Dell Technologies, Inc. Class C	7,788	923,190
Hewlett Packard Enterprise Co.	35,185	719,885
HP, Inc.	26,492	950,268
NetApp, Inc.	5,565	687,333
Seagate Technology Holdings PLC	5,685	622,678
Super Micro Computer, Inc.†	1,363	567,553
Western Digital Corp.†	8,840	603,684
		100,979,721
Materials: 2.21%
Chemicals: 1.46%
Air Products & Chemicals, Inc.	6,019	1,792,097
Albemarle Corp.	3,182	301,367
Celanese Corp. Class A	2,958	402,170
CF Industries Holdings, Inc.	4,884	419,047
Corteva, Inc.	18,741	1,101,783
Dow, Inc.	18,976	1,036,659
DuPont de Nemours, Inc.	11,303	1,007,210
Eastman Chemical Co.	3,165	354,322
Ecolab, Inc.	6,856	1,750,543
FMC Corp.	3,379	222,811
International Flavors & Fragrances, Inc.	6,921	726,221
Linde PLC	13,014	6,205,856
LyondellBasell Industries NV Class A	7,041	675,232
Mosaic Co.	8,626	231,004
PPG Industries, Inc.	6,316	836,617
Sherwin-Williams Co.	6,283	2,398,033
		19,460,972
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 13

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Construction materials: 0.13%
Martin Marietta Materials, Inc.	1,655	$890,804
Vulcan Materials Co.	3,575	895,287
		1,786,091
Containers & packaging: 0.24%
Amcor PLC	39,129	443,331
Avery Dennison Corp.	2,180	481,257
Ball Corp.	8,218	558,084
International Paper Co.	9,404	459,385
Packaging Corp. of America	2,414	519,976
Smurfit WestRock PLC	13,357	660,103
		3,122,136
Metals & mining: 0.38%
Freeport-McMoRan, Inc.	38,899	1,941,838
Newmont Corp.	31,063	1,660,317
Nucor Corp.	6,425	965,935
Steel Dynamics, Inc.	3,885	489,821
		5,057,911
Real estate: 2.31%
Health care REITs: 0.27%
Alexandria Real Estate Equities, Inc.	4,215	500,531
Healthpeak Properties, Inc.	19,053	435,742
Ventas, Inc.	11,185	717,294
Welltower, Inc.	15,666	2,005,718
		3,659,285
Hotel & resort REITs: 0.03%
Host Hotels & Resorts, Inc.	19,017	334,699
Industrial REITs : 0.24%
Prologis, Inc.	25,067	3,165,461
Office REITs : 0.02%
BXP, Inc.	3,934	316,530
Real estate management & development: 0.14%
CBRE Group, Inc. Class A†	8,154	1,015,010
CoStar Group, Inc.†	11,095	837,007
		1,852,017
Residential REITs : 0.29%
AvalonBay Communities, Inc.	3,845	866,086
Camden Property Trust	2,887	356,631
Equity Residential	9,236	687,713
Essex Property Trust, Inc.	1,738	513,440
Invitation Homes, Inc.	15,423	543,815
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	3,164	$502,760
UDR, Inc.	8,125	368,387
		3,838,832
Retail REITs : 0.29%
Federal Realty Investment Trust	2,037	234,194
Kimco Realty Corp.	18,250	423,765
Realty Income Corp.	23,576	1,495,190
Regency Centers Corp.	4,422	319,401
Simon Property Group, Inc.	8,297	1,402,359
		3,874,909
Specialized REITs : 1.03%
American Tower Corp.	12,645	2,940,721
Crown Castle, Inc.	11,765	1,395,682
Digital Realty Trust, Inc.	8,332	1,348,368
Equinix, Inc.	2,570	2,281,209
Extra Space Storage, Inc.	5,737	1,033,750
Iron Mountain, Inc.	7,941	943,629
Public Storage	4,264	1,551,542
SBA Communications Corp. Class A	2,910	700,437
VICI Properties, Inc. Class A	28,349	944,305
Weyerhaeuser Co.	19,690	666,703
		13,806,346
Utilities: 2.50%
Electric utilities: 1.64%
Alliant Energy Corp.	6,944	421,431
American Electric Power Co., Inc.	14,406	1,478,055
Constellation Energy Corp.	8,465	2,201,069
Duke Energy Corp.	20,900	2,409,770
Edison International	10,455	910,526
Entergy Corp.	5,788	761,759
Evergy, Inc.	6,225	386,012
Eversource Energy	9,675	658,384
Exelon Corp.	27,072	1,097,769
FirstEnergy Corp.	13,876	615,401
NextEra Energy, Inc.	55,621	4,701,643
NRG Energy, Inc.	5,587	508,976
PG&E Corp.	57,866	1,144,011
Pinnacle West Capital Corp.	3,074	272,326
PPL Corp.	19,972	660,674
Southern Co.	29,602	2,669,508
Xcel Energy, Inc.	15,093	985,573
		21,882,887
Gas utilities: 0.04%
Atmos Energy Corp.	4,203	582,998
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 15

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.11%
AES Corp.	19,246	$386,075
Vistra Corp.	9,301	1,102,540
		1,488,615
Multi-utilities: 0.65%
Ameren Corp.	7,223	631,724
CenterPoint Energy, Inc.	17,644	519,086
CMS Energy Corp.	8,087	571,185
Consolidated Edison, Inc.	9,363	974,969
Dominion Energy, Inc.	22,712	1,312,527
DTE Energy Co.	5,604	719,610
NiSource, Inc.	12,142	420,720
Public Service Enterprise Group, Inc.	13,486	1,203,086
Sempra	17,141	1,433,502
WEC Energy Group, Inc.	8,557	823,012
		8,609,421
Water utilities: 0.06%
American Water Works Co., Inc.	5,275	771,416
Total common stocks (Cost $289,685,145)		1,318,244,479

		Yield
Short-term investments: 0.98%
Investment companies: 0.98%
Allspring Government Money Market Fund Select Class♠∞		4.86%	13,091,726	13,091,726
Total short-term investments (Cost $13,091,726)				13,091,726
Total investments in securities (Cost $302,776,871)	99.81%			1,331,336,205
Other assets and liabilities, net	0.19			2,595,554
Total net assets	100.00%			$1,333,931,759

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Fund

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,506,827	$28,216,085	$(38,631,186)	$0	$0	$13,091,726	13,091,726	$565,052
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	53	12-20-2024	$15,086,788	$15,407,763	$320,975	$0
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 17

Statement of assets and liabilities—September 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $289,685,145)	$1,318,244,479
Investments in affiliated securities, at value (cost $13,091,726)	13,091,726
Cash	6,327
Cash at broker segregated for futures contracts	1,664,201
Receivable for dividends	720,618
Receivable for Fund shares sold	612,396
Receivable for investments sold	192,863
Receivable for daily variation margin on open futures contracts	59,588
Receivable from manager	17,773
Prepaid expenses and other assets	492,321
Total assets	1,335,102,292
Liabilities
Payable for Fund shares redeemed	569,530
Shareholder servicing fee payable	218,602
Administration fees payable	191,851
Distribution fee payable	4,939
Trustees’ fees and expenses payable	4,559
Accrued expenses and other liabilities	181,052
Total liabilities	1,170,533
Total net assets	$1,333,931,759
Net assets consist of
Paid-in capital	$211,888,005
Total distributable earnings	1,122,043,754
Total net assets	$1,333,931,759
Computation of net asset value and offering price per share
Net assets–Class A	$921,209,134
Shares outstanding–Class A1	16,803,988
Net asset value per share–Class A	$54.82
Maximum offering price per share – Class A2	$58.16
Net assets–Class C	$8,207,972
Shares outstanding–Class C1	145,977
Net asset value per share–Class C	$56.23
Net assets–Administrator Class	$404,514,653
Shares outstanding–Administrator Class[1]	7,141,296
Net asset value per share–Administrator Class	$56.64
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Fund

Statement of operations
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,127)	$8,547,970
Income from affiliated securities	565,052
Interest	36,034
Total investment income	9,149,056
Expenses
Management fee	923,322
Administration fees
Class A	877,975
Class C	8,087
Administrator Class	253,959
Shareholder servicing fees
Class A	1,097,470
Class C	10,039
Administrator Class	189,862
Distribution fee
Class C	30,072
Custody and accounting fees	18,023
Professional fees	25,546
Registration fees	27,397
Shareholder report expenses	14,759
Trustees’ fees and expenses	10,926
Other fees and expenses	14,911
Total expenses	3,502,348
Less: Fee waivers and/or expense reimbursements
Fund-level	(892,169)
Class A	(141,159)
Class C	(975)
Net expenses	2,468,045
Net investment income	6,681,011
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	43,897,039
Futures contracts	1,525,602
Net realized gains on investments	45,422,641
Net change in unrealized gains (losses) on
Unaffiliated securities	72,288,240
Futures contracts	(8,652)
Net change in unrealized gains (losses) on investments	72,279,588
Net realized and unrealized gains (losses) on investments	117,702,229
Net increase in net assets resulting from operations	$124,383,240
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 19

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2024		Year ended March 31, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$6,681,011		$11,897,477		$14,468,395
Net realized gains on investments		45,422,641		79,091,774		44,462,228
Net change in unrealized gains (losses) on investments		72,279,588		187,290,621		(35,438,355)
Net increase in net assets resulting from operations		124,383,240		278,279,872		23,492,268
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(58,094,954)		(66,804,712)
Class C		0		(511,857)		(709,270)
Administrator Class		0		(26,486,605)		(31,911,691)
Total distributions to shareholders		0		(85,093,416)		(99,425,673)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	233,959	12,008,680	479,699	21,998,416	343,612	14,395,854
Class C	7,213	374,198	14,663	687,302	14,778	630,451
Administrator Class	315,419	16,713,347	544,497	25,679,986	630,351	27,092,159
		29,096,225		48,365,704		42,118,464
Reinvestment of distributions
Class A	0	0	1,275,952	56,439,623	1,593,378	64,771,802
Class C	0	0	11,005	498,041	14,928	622,969
Administrator Class	0	0	539,862	24,668,270	714,595	29,898,702
		0		81,605,934		95,293,473
Payment for shares redeemed
Class A	(824,547)	(42,122,388)	(1,543,727)	(70,446,303)	(1,723,965)	(72,102,795)
Class C	(20,488)	(1,079,538)	(45,511)	(2,174,639)	(77,218)	(3,317,859)
Administrator Class	(947,157)	(49,349,931)	(1,348,411)	(63,064,682)	(1,224,463)	(52,955,693)
		(92,551,857)		(135,685,624)		(128,376,347)
Net increase (decrease) in net assets resulting from capital share transactions		(63,455,632)		(5,713,986)		9,035,590
Total increase (decrease) in net assets		60,927,608		187,472,470		(66,897,815)
Net assets
Beginning of period		1,273,004,151		1,085,531,681		1,152,429,496
End of period		$1,333,931,759		$1,273,004,151		$1,085,531,681
1 For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$49.76	$42.33	$45.49	$50.17	$41.27	$49.48	$63.35
Net investment income	0.26 [2]	0.45 [2]	0.55 [2]	0.46	0.48	0.65	0.82
Net realized and unrealized gains (losses) on investments	4.80	10.45	0.36	(0.33)	14.92	5.82	0.54
Total from investment operations	5.06	10.90	0.91	0.13	15.40	6.47	1.36
Distributions to shareholders from
Net investment income	0.00	(0.54)	(0.53)	(0.46)	(0.57)	(0.67)	(0.90)
Net realized gains	0.00	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)	(14.33)
Total distributions to shareholders	0.00	(3.47)	(4.07)	(4.81)	(6.50)	(14.68)	(15.23)
Net asset value, end of period	$54.82	$49.76	$42.33	$45.49	$50.17	$41.27	$49.48
Total return[3]	10.17%	26.86%	2.45%	(0.74)%	39.71%	12.02%	3.32%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.62%	0.64%	0.63%*	0.65%*	0.67%*	0.65%*
Net expenses	0.44%	0.42%	0.45%	0.44%*	0.44%*	0.44%*	0.45%*
Net investment income	0.99%	1.19%	1.30%	0.92%*	1.08%*	1.47%*	1.51%*
Supplemental data
Portfolio turnover rate	2%	2%	2%	2%[4]	4%[4]	3%[4]	4%[4]
Net assets, end of period (000s omitted)	$921,209	$865,571	$727,314	$771,925	$835,781	$660,101	$676,511

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$51.23	$43.44	$46.50	$51.19	$41.90	$50.02	$63.67
Net investment income	0.06 [2]	0.16 [2]	0.23 [2]	0.08 [2]	0.16 [2]	0.30	0.46 [2]
Net realized and unrealized gains (losses) on investments	4.94	10.74	0.40	(0.37)	15.21	5.84	0.52
Total from investment operations	5.00	10.90	0.63	(0.29)	15.37	6.14	0.98
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.15)	(0.05)	(0.15)	(0.25)	(0.30)
Net realized gains	0.00	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)	(14.33)
Total distributions to shareholders	0.00	(3.11)	(3.69)	(4.40)	(6.08)	(14.26)	(14.63)
Net asset value, end of period	$56.23	$51.23	$43.44	$46.50	$51.19	$41.90	$50.02
Total return[3]	9.76%	26.06%	1.69%	(1.48)%	38.83%	11.17%	2.54%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.36%	1.38%	1.37%*	1.40%*	1.42%*	1.39%*
Net expenses	1.19%	1.19%	1.20%	1.20%*	1.20%*	1.20%*	1.20%*
Net investment income	0.24%	0.42%	0.54%	0.16%*	0.34%*	0.72%*	0.77%*
Supplemental data
Portfolio turnover rate	2%	2%	2%	2%[4]	4%[4]	3%[4]	4%[4]
Net assets, end of period (000s omitted)	$8,208	$8,158	$7,780	$10,538	$12,530	$16,103	$19,146

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31 2024[1]	Year ended May 31
Administrator Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$51.37	$43.60	$46.73	$51.41	$42.15	$50.24	$64.04
Net investment income	0.31 [2]	0.53 [2]	0.65 [2]	0.58	0.58	0.81	1.02 [2]
Net realized and unrealized gains (losses) on investments	4.96	10.79	0.37	(0.36)	15.26	5.85	0.48
Total from investment operations	5.27	11.32	1.02	0.22	15.84	6.66	1.50
Distributions to shareholders from
Net investment income	0.00	(0.62)	(0.61)	(0.55)	(0.65)	(0.74)	(0.97)
Net realized gains	0.00	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)	(14.33)
Total distributions to shareholders	0.00	(3.55)	(4.15)	(4.90)	(6.58)	(14.75)	(15.30)
Net asset value, end of period	$56.64	$51.37	$43.60	$46.73	$51.41	$42.15	$50.24
Total return[3]	10.26%	27.07%	2.65%	(0.55)%	39.97%	12.25%	3.52%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.40%	0.37%*	0.42%*	0.44%*	0.41%*
Net expenses	0.25%	0.25%	0.25%	0.25%*	0.25%*	0.25%*	0.25%*
Net investment income	1.18%	1.36%	1.49%	1.11%*	1.28%*	1.67%*	1.72%*
Supplemental data
Portfolio turnover rate	2%	2%	2%	2%[4]	4%[4]	3%[4]	4%[4]
Net assets, end of period (000s omitted)	$404,515	$399,275	$350,438	$369,967	$414,276	$343,609	$460,934

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
24 | Allspring Index Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $303,218,008 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,039,575,193
Gross unrealized losses	(11,136,021)
Net unrealized gains	$1,028,439,172
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$116,846,020	$0	$0	$116,846,020
Consumer discretionary	133,105,145	0	0	133,105,145
Consumer staples	77,603,703	0	0	77,603,703
Energy	43,688,199	0	0	43,688,199
Financials	170,271,296	0	0	170,271,296
Health care	152,999,282	0	0	152,999,282
Industrials	112,172,810	0	0	112,172,810
Information technology	417,947,498	0	0	417,947,498
Materials	29,427,110	0	0	29,427,110
Real estate	30,848,079	0	0	30,848,079
Utilities	33,335,337	0	0	33,335,337
Short-term investments
Investment companies	13,091,726	0	0	13,091,726
	1,331,336,205	0	0	1,331,336,205
Futures contracts	320,975	0	0	320,975
Total assets	$1,331,657,180	$0	$0	$1,331,657,180
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.150%
Next $4 billion	0.125
Next $5 billion	0.090
Over $10 billion	0.080
For the six months ended September 30, 2024, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.02% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
26 | Allspring Index Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.44%
Class C	1.19
Administrator Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2024, Allspring Funds Distributor received $730 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2024 were $19,588,625 and $64,243,329, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2024, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $24,588,758 in short futures contracts during the six months ended September 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Index Fund | 27

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
28 | Allspring Index Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Index Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Allspring Index Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Index Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Index Fund | 31

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the S&P 500 Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rate for the Fund’s expense Group for the Class A shares and higher than the sum of the average rates for the Fund’s expense Group for the Administrator Class shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

32 | Allspring Index Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Index Fund | 33

This page is intentionally left blank.

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3329 09-24

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EPI
Long Form Financial Statements
Semi-Annual Report
September 30, 2024

Allspring Managed Account | 1

Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.91%
Communication services: 10.20%
Interactive media & services: 10.20%
Alphabet, Inc. Class C#	1,166	$194,944
Meta Platforms, Inc. Class A#	273	156,276
		351,220
Consumer discretionary: 10.96%
Broadline retail: 3.66%
Amazon.com, Inc.†#	677	126,145
Hotels, restaurants & leisure: 4.34%
Hilton Worldwide Holdings, Inc.#	227	52,323
McDonald’s Corp.#	190	57,857
Starbucks Corp.#	402	39,191
		149,371
Household durables: 1.32%
Garmin Ltd.#	259	45,592
Specialty retail: 1.64%
Home Depot, Inc.#	139	56,323
Consumer staples: 3.81%
Consumer staples distribution & retail : 1.10%
Target Corp.#	243	37,874
Food products: 1.22%
Mondelez International, Inc. Class A#	569	41,918
Personal care products: 1.49%
Unilever PLC ADR#	792	51,449
Energy: 4.65%
Oil, gas & consumable fuels: 4.65%
Suncor Energy, Inc.#	2,157	79,636
TotalEnergies SE ADR#	1,245	80,452
		160,088
Financials: 14.37%
Banks: 6.57%
Citigroup, Inc.#	1,134	70,989
JPMorgan Chase & Co.#	492	103,743
Regions Financial Corp.#	2,215	51,676
		226,408
Capital markets: 3.77%
BlackRock, Inc.#	57	54,122
Blackstone, Inc.#	494	75,646
		129,768
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Financial services: 1.89%
Visa, Inc. Class A#	237	$65,163
Insurance: 2.14%
Manulife Financial Corp.#	2,490	73,580
Health care: 11.13%
Biotechnology: 1.78%
AbbVie, Inc.#	310	61,219
Health care providers & services: 3.01%
UnitedHealth Group, Inc.#	177	103,488
Life sciences tools & services: 1.38%
Thermo Fisher Scientific, Inc.#	77	47,630
Pharmaceuticals: 4.96%
Eli Lilly & Co.#	120	106,313
Merck & Co., Inc.#	567	64,388
		170,701
Industrials: 9.75%
Aerospace & defense: 3.30%
Boeing Co.†#	322	48,957
RTX Corp.#	533	64,578
		113,535
Air freight & logistics: 1.60%
United Parcel Service, Inc. Class B#	405	55,218
Commercial services & supplies: 1.44%
Waste Management, Inc.#	238	49,409
Electrical equipment: 1.93%
Eaton Corp. PLC#	201	66,620
Ground transportation: 1.48%
Union Pacific Corp.#	207	51,021
Information technology: 30.38%
Communications equipment: 1.52%
Cisco Systems, Inc.#	981	52,209
Electronic equipment, instruments & components: 1.22%
TE Connectivity PLC	278	41,975
IT services: 0.98%
Cognizant Technology Solutions Corp. Class A#	437	33,728
Semiconductors & semiconductor equipment: 8.31%
Advanced Micro Devices, Inc.†#	340	55,787
Analog Devices, Inc.#	205	47,185
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Broadcom, Inc.#	750	$129,375
Lam Research Corp.#	66	53,861
		286,208
Software: 9.88%
Adobe, Inc.†#	100	51,778
Microsoft Corp.#	670	288,301
		340,079
Technology hardware, storage & peripherals: 8.47%
Apple, Inc.#	1,252	291,716
Materials: 1.66%
Chemicals: 1.66%
Celanese Corp. Class A#	420	57,103
Total common stocks (Cost $2,653,951)		3,336,758

		Yield
Short-term investments: 3.36%
Investment companies: 3.36%
Allspring Government Money Market Fund Select Class♠∞		4.86%	115,752	115,752
Total short-term investments (Cost $115,752)				115,752
Total investments in securities (Cost $2,769,703)	100.27%			3,452,510
Other assets and liabilities, net	(0.27)			(9,191)
Total net assets	100.00%			$3,443,319

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$85,237	$181,065	$(150,550)	$0	$0	$115,752	115,752	$2,778
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—September 30, 2024 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-Mini S&P 500 Index	Morgan Stanley Co.	(6)	$(339,000)	$565.00	10-4-2024	$(7,041)
E-Mini S&P 500 Index	Morgan Stanley Co.	(16)	(968,000)	605.00	10-4-2024	(32)
E-Mini S&P 500 Index	Morgan Stanley Co.	(6)	(372,000)	620.00	10-11-2024	(18)
E-Mini S&P 500 Index	Morgan Stanley Co.	(17)	(994,500)	585.00	10-11-2024	(2,899)
E-Mini S&P 500 Index	Morgan Stanley Co.	(16)	(947,200)	592.00	10-18-2024	(1,616)
E-Mini S&P 500 Index	Morgan Stanley Co.	(2)	(126,000)	630.00	10-18-2024	(8)
E-Mini S&P 500 Index	Morgan Stanley Co.	(4)	(250,000)	625.00	10-25-2024	(18)
E-Mini S&P 500 Index	Morgan Stanley Co.	(16)	(948,800)	593.00	10-25-2024	(2,312)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(1)	(47,700)	477.00	10-4-2024	(1,213)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(1)	(51,000)	510.00	10-18-2024	(98)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(5)	(255,000)	510.00	10-25-2024	(868)
iShares Russell 2000 ETF	Morgan Stanley Co.	(11)	(240,900)	219.00	10-4-2024	(4,086)
iShares Russell 2000 ETF	Morgan Stanley Co.	(12)	(272,400)	227.00	10-11-2024	(1,638)
iShares Russell 2000 ETF	Morgan Stanley Co.	(15)	(349,500)	233.00	10-18-2024	(1,050)
iShares Russell 2000 ETF	Morgan Stanley Co.	(11)	(255,200)	232.00	10-25-2024	(1,309)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(7)	(293,300)	419.00	10-4-2024	(3,640)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(6)	(257,400)	429.00	10-11-2024	(852)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(9)	(391,500)	435.00	10-18-2024	(693)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(6)	(276,000)	460.00	10-25-2024	(42)
						$(29,433)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Statement of assets and liabilities—September 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,653,951)	$3,336,758
Investments in affiliated securities, at value (cost $115,752)	115,752
Receivable for Fund shares sold	15,501
Receivable for investments sold	3,562
Receivable for dividends	2,837
Receivable from manager	1,249
Prepaid expenses and other assets	6,495
Total assets	3,482,154
Liabilities
Written options, at value (premiums received $17,936)	29,433
Professional fees payable	5,843
Overdraft due to custodian bank	3,554
Accrued expenses and other liabilities	5
Total liabilities	38,835
Total net assets	$3,443,319
Net assets consist of
Paid-in capital	$2,844,399
Total distributable earnings	598,920
Total net assets	$3,443,319
Computation of net asset value per share
Net assets	$3,443,319
Shares outstanding[1]	141,633
Net asset value per share	$24.31
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Statement of operations—six months ended September 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $977)	$25,956
Income from affiliated securities	2,778
Interest	324
Total investment income	29,058
Expenses
Custody and accounting fees	2,380
Professional fees	8,834
Registration fees	22,352
Shareholder report expenses	1,920
Trustees’ fees and expenses	9,392
Other fees and expenses	5,535
Total expenses	50,413
Less: Fee waivers and/or expense reimbursements	(50,413)
Net expenses	0
Net investment income	29,058
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	62,502
Foreign currency and foreign currency translations	(13)
Written options	7,643
Net realized gains on investments	70,132
Net change in unrealized gains (losses) on
Unaffiliated securities	176,176
Written options	(11,376)
Net change in unrealized gains (losses) on investments	164,800
Net realized and unrealized gains (losses) on investments	234,932
Net increase in net assets resulting from operations	$263,990
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2024 (unaudited)		YEAR ENDED March 31, 2024[1]
Operations
Net investment income		$29,058		$42,873
Net realized gains (losses) on investments		70,132		(94,943)
Net change in unrealized gains (losses) on investments		164,800		506,510
Net increase in net assets resulting from operations		263,990		454,440
Distributions to shareholders from
Net investment income and net realized gains		(30,516)		(88,994)
Capital share transactions	Shares		Shares
Proceeds from shares sold	1,757	41,500	139,825	2,801,800
Reinvestment of distributions	12	280	39	819
Net increase in net assets resulting from capital share transactions		41,780		2,802,619
Total increase in net assets		275,254		3,168,065
Net assets
Beginning of period		3,168,065		0
End of period		$3,443,319		$3,168,065
1 For the period from June 8, 2023 (commencement of operations) to March 31, 2024
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
		2024[1]
Net asset value, beginning of period	$22.65	$20.00
Net investment income	0.21 [2]	0.32 [2]
Net realized and unrealized gains (losses) on investments	1.67	2.98
Total from investment operations	1.88	3.30
Distributions to shareholders from
Net investment income	(0.22)	(0.30)
Net realized gains	0.00	(0.35)
Total distributions to shareholders	(0.22)	(0.65)
Net asset value, end of period	$24.31	$22.65
Total return[3]	8.31%	16.81%
Ratios to average net assets (annualized)
Gross expenses	3.09%	5.18%*
Net expenses[4]	0.00%	0.05%*
Net investment income	1.78%	1.92%*
Supplemental data
Portfolio turnover rate	8%	11%
Net assets, end of period (000s omitted)	$3,443	$3,168

*	Ratios include dividends on securities sold short as follows:

Year ended March 31, 2024[1]	0.05%

[1]	For the period from June 8, 2023 (commencement of operations) to March 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series EPI (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in a diversified portfolio of equity securities of approximately 40 to 60 large capitalization U.S. companies and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
10 | Allspring Managed Account

Notes to financial statements (unaudited)
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations will be subject to examination by the federal and Delaware revenue authorities.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $2,752,194 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$717,721
Gross unrealized losses	(46,838)
Net unrealized gains	$670,883
As of March 31, 2024, the Fund had current year deferred post-October capital losses consisting of $72,994 in short-term capital losses and $70,981 in long-term capital losses which was recognized in the first day of the current fiscal year.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 11

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$351,220	$0	$0	$351,220
Consumer discretionary	377,431	0	0	377,431
Consumer staples	131,241	0	0	131,241
Energy	160,088	0	0	160,088
Financials	494,919	0	0	494,919
Health care	383,038	0	0	383,038
Industrials	335,803	0	0	335,803
Information technology	1,045,915	0	0	1,045,915
Materials	57,103	0	0	57,103
Short-term investments
Investment companies	115,752	0	0	115,752
Total assets	$3,452,510	$0	$0	$3,452,510
Liabilities
Written options	$15,497	$13,936	$0	$29,433
Total liabilities	$15,497	$13,936	$0	$29,433
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2024 were $267,985 and $260,034, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2024, the Fund entered into written options for income generation and hedging purposes. The Fund had an average of 158 written option contracts during six months ended September 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
12 | Allspring Managed Account

Notes to financial statements (unaudited)
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2024, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Co.	$29,433	$0	$(29,433)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of September 30, 2024, Allspring Funds Management or one of its affiliates owned 99% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Managed Account | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

14 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Managed Account | 15

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series EPI (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

16 | Allspring Managed Account

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
In light of this unique fee and distribution structure and special purpose of the Fund, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

Allspring Managed Account | 17

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

18 | Allspring Managed Account

This page is intentionally left blank.

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4905 09-24

Allspring Special Small Cap Value Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2024

Allspring Special Small Cap Value Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.23%
Communication services: 0.49%
Interactive media & services: 0.25%
Ziff Davis, Inc.†	279,289	$13,590,203
Media: 0.24%
DallasNews Corp.	379,592	1,590,490
Thryv Holdings, Inc.†	691,231	11,909,910
		13,500,400
Consumer discretionary: 3.06%
Automobile components: 0.32%
Holley, Inc.†	5,500,000	16,225,000
Holley, Inc. New York Stock Exchange†	449,148	1,324,987
		17,549,987
Hotels, restaurants & leisure: 1.44%
Boyd Gaming Corp.	50,500	3,264,825
Denny’s Corp.♠†	4,839,463	31,214,536
Dine Brands Global, Inc.	559,043	17,458,913
Jack in the Box, Inc.	584,546	27,204,771
		79,143,045
Household durables: 0.09%
Helen of Troy Ltd.†	79,200	4,898,520
Specialty retail: 0.14%
Five Below, Inc.†	88,400	7,810,140
Textiles, apparel & luxury goods: 1.07%
Levi Strauss & Co. Class A	567,665	12,375,097
Steven Madden Ltd.	940,824	46,090,968
		58,466,065
Consumer staples: 10.91%
Beverages: 1.36%
Primo Water Corp.	2,948,789	74,456,922
Food products: 5.33%
J&J Snack Foods Corp.♠	1,128,490	194,235,699
Nomad Foods Ltd.	3,699,528	70,513,004
Tootsie Roll Industries, Inc.	894,613	27,706,164
		292,454,867
Household products: 3.93%
Central Garden & Pet Co.†	685,044	24,983,555
Central Garden & Pet Co. Class A†	1,665,912	52,309,637
Spectrum Brands Holdings, Inc.♠	1,455,087	138,436,977
		215,730,169
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Personal care products: 0.29%
Edgewell Personal Care Co.	434,052	$15,773,450
Energy: 5.20%
Energy equipment & services: 1.24%
Forum Energy Technologies, Inc.†	218,244	3,374,052
Liberty Energy, Inc. Class A	1,514,771	28,916,979
Patterson-UTI Energy, Inc.	4,642,217	35,512,960
		67,803,991
Oil, gas & consumable fuels: 3.96%
Berry Corp.	2,195,686	11,285,826
Chord Energy Corp.	415,012	54,047,013
Magnolia Oil & Gas Corp. Class A	2,282,589	55,740,823
Nordic American Tankers Ltd.	2,711,411	9,950,878
Northern Oil & Gas, Inc.	1,045,770	37,030,716
SM Energy Co.	299,600	11,975,012
Southwestern Energy Co.†	5,229,658	37,182,868
		217,213,136
Financials: 21.44%
Banks: 9.38%
Associated Banc-Corp.	2,182,635	47,013,958
BOK Financial Corp.	182,400	19,082,688
First Hawaiian, Inc.	1,004,758	23,260,148
Hancock Whitney Corp.	1,550,188	79,323,120
Renasant Corp.	1,450,015	47,125,488
SouthState Corp.	866,489	84,205,401
UMB Financial Corp.	1,557,095	163,666,255
Webster Financial Corp.	1,081,463	50,406,990
		514,084,048
Capital markets: 1.35%
GlassBridge Enterprises, Inc.♠♦‡†	1,527	38,175
Marex Group PLC	568,225	13,421,474
MidCap Financial Investment Corp. BDC	1,767,586	23,667,977
New Mountain Finance Corp. BDC	2,522,750	30,222,545
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.♠	477,183	6,775,999
		74,126,171
Financial services: 2.05%
Compass Diversified Holdings†	3,550,000	78,561,500
Euronet Worldwide, Inc.†	342,500	33,986,275
		112,547,775
Insurance: 5.93%
Abacus Life, Inc.†	926,400	9,375,168
CNO Financial Group, Inc.	373,100	13,095,810
Enstar Group Ltd.†	194,794	62,643,803
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Insurance(continued)
Hanover Insurance Group, Inc.	623,681	$92,373,393
ProAssurance Corp.†	1,074,900	16,166,496
Stewart Information Services Corp.	1,345,133	100,535,240
White Mountains Insurance Group Ltd.	18,260	30,972,612
		325,162,522
Mortgage real estate investment trusts (REITs): 2.73%
AGNC Investment Corp.	5,756,142	60,209,245
Apollo Commercial Real Estate Finance, Inc.	1,141,070	10,486,433
New York Mortgage Trust, Inc.	2,961,901	18,748,834
Two Harbors Investment Corp.	4,320,186	59,964,182
		149,408,694
Health care: 4.98%
Health care equipment & supplies: 1.49%
CONMED Corp.	126,300	9,083,496
Enovis Corp.†	314,000	13,517,700
Haemonetics Corp.†	479,631	38,552,740
Varex Imaging Corp.†	1,740,638	20,748,405
		81,902,341
Health care providers & services: 1.19%
Ardent Health Partners, Inc.†	584,000	10,733,920
Patterson Cos., Inc.#	1,772,551	38,712,514
Premier, Inc. Class A	777,837	15,556,740
		65,003,174
Life sciences tools & services: 0.56%
Azenta, Inc.†	631,641	30,596,690
Pharmaceuticals: 1.74%
Perrigo Co. PLC	839,323	22,015,442
Prestige Consumer Healthcare, Inc.†	1,016,512	73,290,515
		95,305,957
Industrials: 27.70%
Building products: 5.39%
CSW Industrials, Inc.	120,300	44,076,717
Griffon Corp.	452,304	31,661,280
Janus International Group, Inc.†	3,238,802	32,744,288
Quanex Building Products Corp.	2,139,880	59,381,670
Simpson Manufacturing Co., Inc.	203,831	38,986,756
UFP Industries, Inc.	674,506	88,501,932
		295,352,643
Commercial services & supplies: 2.34%
ACCO Brands Corp.♠	4,912,012	26,868,706
BrightView Holdings, Inc.†	334,982	5,272,617
Custom Truck One Source, Inc.†	3,475,000	11,988,750
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
Ennis, Inc.	1,274,081	$30,985,650
Matthews International Corp. Class A	579,510	13,444,632
Viad Corp.♠†	1,116,308	39,997,316
		128,557,671
Construction & engineering: 1.61%
API Group Corp.†	1,462,867	48,303,869
MDU Resources Group, Inc.	1,449,574	39,732,823
		88,036,692
Electrical equipment: 0.93%
Atkore, Inc.#	600,869	50,917,639
Ground transportation: 0.87%
Werner Enterprises, Inc.	1,236,329	47,709,936
Machinery: 12.69%
Alamo Group, Inc.	466,475	84,026,142
Atmus Filtration Technologies, Inc.	821,118	30,816,559
Columbus McKinnon Corp.	750,807	27,029,052
Douglas Dynamics, Inc.♠	1,974,921	54,468,321
Franklin Electric Co., Inc.	1,660,369	174,039,878
Gates Industrial Corp. PLC†	2,669,837	46,855,639
Hillman Group†	3,622,900	38,257,824
Hillman Solutions Corp.†	2,225,762	23,504,047
Mayville Engineering Co., Inc.♠†	1,593,894	33,599,286
Mueller Industries, Inc.	2,469,780	183,010,695
		695,607,443
Professional services: 3.26%
CBIZ, Inc.†	590,261	39,718,663
Concentrix Corp.	72,445	3,712,806
Korn Ferry	1,093,582	82,281,110
Maximus, Inc.	571,700	53,259,572
		178,972,151
Trading companies & distributors: 0.61%
Air Lease Corp. Class A	704,700	31,915,863
Custom Truck One Source, Inc. New York Stock Exchange†	406,756	1,403,308
		33,319,171
Information technology: 5.08%
Electronic equipment, instruments & components: 2.12%
Belden, Inc.	806,178	94,427,629
Knowles Corp.†	676,007	12,188,406
Novanta, Inc.†	53,900	9,643,788
		116,259,823
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
IT services: 1.34%
Global Blue Group Holding AG†	4,536,904	$24,816,865
Kyndryl Holdings, Inc.†	2,110,415	48,497,337
		73,314,202
Semiconductors & semiconductor equipment: 0.15%
Diodes, Inc.†	128,800	8,254,792
Software: 0.97%
E2open Parent Holdings, Inc.†	3,011,245	13,279,590
Pagaya Technologies Ltd. Class A†#	605,601	6,401,203
Progress Software Corp.	400,127	26,956,556
Synchronoss Technologies, Inc.†	458,357	6,822,644
		53,459,993
Technology hardware, storage & peripherals: 0.50%
Diebold Nixdorf, Inc.†	614,300	27,434,638
Materials: 17.68%
Chemicals: 10.06%
Avient Corp.	3,319,234	167,023,855
Ecovyst, Inc.†	4,236,614	29,020,806
Innospec, Inc.♠	1,607,730	181,818,186
Mativ Holdings, Inc.♠	3,286,446	55,836,718
Minerals Technologies, Inc.	366,556	28,309,120
NewMarket Corp.	123,036	67,902,338
Quaker Chemical Corp.	129,700	21,853,153
		551,764,176
Construction materials: 3.01%
Eagle Materials, Inc.	572,970	164,814,821
Containers & packaging: 4.48%
Berry Global Group, Inc.	682,031	46,364,467
Myers Industries, Inc.	1,716,677	23,724,476
Silgan Holdings, Inc.	2,090,165	109,733,663
TriMas Corp.♠	2,575,325	65,748,047
		245,570,653
Metals & mining: 0.13%
Arch Resources, Inc.	50,900	7,032,344
Real estate: 1.25%
Residential REITs : 0.56%
Elme Communities	1,741,009	30,624,348
Retail REITs : 0.69%
Agree Realty Corp.	500,700	37,717,731
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Utilities: 0.44%
Independent power and renewable electricity producers: 0.44%
Talen Energy Corp.†	134,560	$23,983,974
Total common stocks (Cost $4,201,600,874)		5,385,233,108

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 1.64%
Investment companies: 1.64%
Allspring Government Money Market Fund Select Class♠∞		4.86%	89,729,017	89,729,017
Total short-term investments (Cost $89,729,017)				89,729,017
Total investments in securities (Cost $4,291,329,891)	99.87%			5,474,962,125
Other assets and liabilities, net	0.13			7,341,229
Total net assets	100.00%			$5,482,303,354

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
BDC	Business Development Company
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.	$26,108,480	$1,266,389	$0	$0	$(506,163)	$26,868,706	4,912,012	$719,477
Denny’s Corp.†	42,798,443	1,360,853	(819,608)	(372,111)	(11,753,041)	31,214,536	4,839,463	0
Douglas Dynamics, Inc.	46,725,771	1,668,599	(732,708)	(128,660)	6,935,319	54,468,321	1,974,921	1,167,357
GlassBridge Enterprises, Inc.†	30,540	0	0	0	7,635	38,175	1,527	0
Innospec, Inc.	204,162,822	5,076,000	(1,973,975)	106,915	(25,553,576)	181,818,186	1,607,730	1,200,415
J&J Snack Foods Corp.	154,321,269	11,757,386	(2,603,937)	60,387	30,700,594	194,235,699	1,128,490	1,711,461
Mativ Holdings, Inc.	63,072,112	115,261	(1,462,383)	(2,697,658)	(3,190,614)	55,836,718	3,286,446	659,589
Mayville Engineering Co., Inc.†	23,183,418	496,000	(934,529)	71,880	10,782,517	33,599,286	1,593,894	0
Spectrum Brands Holdings, Inc.	122,574,514	12,347,027	(5,593,126)	(112,456)	9,221,018	138,436,977	1,455,087	1,198,081
TriMas Corp.	67,715,777	1,117,618	0	0	(3,085,348)	65,748,047	2,575,325	204,346
Viad Corp.†	42,700,853	1,202,937	0	0	(3,906,474)	39,997,316	1,116,308	0
Westwood Holdings Group, Inc.	5,782,799	97,188	0	0	896,012	6,775,999	477,183	143,155
Short-term investments
Allspring Government Money Market Fund Select Class	214,698,626	534,782,807	(659,752,416)	0	0	89,729,017	89,729,017	2,074,714
Investments in affiliates no longer held at end of period
Delta Apparel, Inc.†	1,800,584	68,759	(4,129)	(9,243,705)	7,378,491	0	0	0
				$(12,315,408)	$17,926,370	$918,766,983		$9,078,595
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Quanex Building Products Corp.	$83,380,802	$331,135	$(1,653,757)	$735,012	$(23,411,522)	$59,381,670	2,139,880	$341,333

†	Non-income-earning security
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Pagaya Technologies Ltd.	Bank of America Securities, Inc.	(500)	$(700,000)	$14.00	10-18-2024	$(2,500)
Pagaya Technologies Ltd.	Bank of America Securities, Inc.	(500)	(650,000)	13.00	10-18-2024	(5,000)
Put
Atkore, Inc.	Bank of America Securities, Inc.	250	2,250,000	90.00	10-18-2024	(172,500)
Atkore, Inc.	Bank of America Securities, Inc.	250	2,125,000	85.00	10-18-2024	(95,000)
Atkore, Inc.	Bank of America Securities, Inc.	200	1,600,000	80.00	10-18-2024	(37,500)
Atkore, Inc.	Bank of America Securities, Inc.	250	2,000,000	80.00	11-15-2024	(113,750)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2024 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Put (continued)
Patterson Cos., Inc.	Bank of America Securities, Inc.	500	$1,100,000	$22.00	10-18-2024	$(55,000)
Patterson Cos., Inc.	Bank of America Securities, Inc.	500	1,000,000	20.00	10-18-2024	(10,000)
						$(491,250)
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 9

Statement of assets and liabilities—September 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $3,382,537,415)	$4,556,195,142
Investments in affiliated securities, at value (cost $908,792,476)	918,766,983
Cash at broker segregated for written options	10,075,000
Receivable for dividends	7,259,161
Receivable for Fund shares sold	6,182,620
Receivable for investments sold	1,736,966
Prepaid expenses and other assets	316,160
Total assets	5,500,532,032
Liabilities
Payable for Fund shares redeemed	7,443,965
Payable for investments purchased	4,205,681
Management fee payable	3,427,218
Overdraft due to custodian bank	1,998,855
Written options, at value (premiums received $553,975)	491,250
Administration fees payable	429,746
Shareholder servicing fee payable	172,849
Distribution fees payable	2,650
Accrued expenses and other liabilities	56,464
Total liabilities	18,228,678
Total net assets	$5,482,303,354
Net assets consist of
Paid-in capital	$3,908,879,512
Total distributable earnings	1,573,423,842
Total net assets	$5,482,303,354
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Small Cap Value Fund

Statement of assets and liabilities—September 30, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$747,182,876
Shares outstanding–Class A1	17,269,807
Net asset value per share–Class A	$43.27
Maximum offering price per share – Class A2	$45.91
Net assets–Class C	$4,325,011
Shares outstanding–Class C1	114,595
Net asset value per share–Class C	$37.74
Net assets–Class R6	$2,333,277,952
Shares outstanding–Class R6[1]	52,223,678
Net asset value per share–Class R6	$44.68
Net assets–Administrator Class	$101,531,750
Shares outstanding–Administrator Class[1]	2,276,680
Net asset value per share–Administrator Class	$44.60
Net assets–Institutional Class	$2,295,985,765
Shares outstanding–Institutional Class[1]	51,399,150
Net asset value per share–Institutional Class	$44.67
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 11

Statement of operations—six months ended September 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $81,023)	$49,249,082
Income from affiliated securities	9,078,595
Interest	621,432
Total investment income	58,949,109
Expenses
Management fee	21,376,435
Administration fees
Class A	749,398
Class C	4,790
Class R6	340,877
Administrator Class	66,996
Institutional Class	1,560,496
Shareholder servicing fees
Class A	936,748
Class C	5,919
Administrator Class	124,089
Distribution fees
Class C	17,751
Custody and accounting fees	81,393
Professional fees	33,036
Registration fees	76,587
Shareholder report expenses	195,209
Trustees’ fees and expenses	15,429
Other fees and expenses	67,742
Total expenses	25,652,895
Net investment income	33,296,214
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	215,052,851
Affiliated securities	(12,315,408)
Written options	4,568,671
Net realized gains on investments	207,306,114
Net change in unrealized gains (losses) on
Unaffiliated securities	(237,056,164)
Affiliated securities	17,926,370
Written options	68,080
Net change in unrealized gains (losses) on investments	(219,061,714)
Net realized and unrealized gains (losses) on investments	(11,755,600)
Net increase in net assets resulting from operations	$21,540,614
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Small Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2024 (unaudited)		Year ended March 31, 2024
Operations
Net investment income		$33,296,214		$65,040,589
Net realized gains on investments		207,306,114		253,985,528
Net change in unrealized gains (losses) on investments		(219,061,714)		841,021,640
Net increase in net assets resulting from operations		21,540,614		1,160,047,757
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(15,641,507)
Class C		0		(86,765)
Class R6		0		(52,465,865)
Administrator Class		0		(2,337,336)
Institutional Class		0		(59,235,312)
Total distributions to shareholders		0		(129,766,785)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,517,031	63,162,752	3,353,477	126,333,088
Class C	348	12,656	1,545	50,636
Class R	N/A	N/A	23,411 [1]	838,700 [1]
Class R6	5,184,074	222,557,904	18,425,245	714,955,626
Administrator Class	179,004	7,796,453	434,619	16,752,122
Institutional Class	6,306,194	270,878,003	14,408,302	559,097,838
		564,407,768		1,418,028,010
Reinvestment of distributions
Class A	0	0	372,630	14,366,027
Class C	0	0	2,620	86,729
Class R6	0	0	1,110,921	44,335,106
Administrator Class	0	0	58,128	2,312,242
Institutional Class	0	0	1,306,213	52,101,206
		0		113,201,310
Payment for shares redeemed
Class A	(2,878,632)	(119,141,129)	(5,740,842)	(214,886,910)
Class C	(36,698)	(1,324,251)	(81,391)	(2,669,978)
Class R	N/A	N/A	(12,815)[1]	(455,723)[1]
Class R6	(5,767,437)	(248,115,583)	(11,977,861)	(467,288,743)
Administrator Class	(389,372)	(16,730,869)	(892,507)	(34,925,241)
Institutional Class	(15,261,473)	(647,294,700)	(29,696,777)	(1,145,260,279)
		(1,032,606,532)		(1,865,486,874)
1 For the period from April 1, 2023 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2024 (unaudited)		Year ended March 31, 2024
	Shares		Shares
Share conversions
Class A	0	$0	378,410 [2]	$13,972,673 [2]
Class R	0	0	(372,456)[2]	(13,972,673)[2]
		0		0
Net decrease in net assets resulting from capital share transactions		(468,198,764)		(334,257,554)
Total increase (decrease) in net assets		(446,658,150)		696,023,418
Net assets
Beginning of period		5,928,961,504		5,232,938,086
End of period		$5,482,303,354		$5,928,961,504
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Small Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.98	$35.59	$40.81	$42.37	$23.39	$31.74
Net investment income	0.19 [1]	0.34 [1]	0.29	0.07	0.14 [1]	0.24
Net realized and unrealized gains (losses) on investments	0.10	7.88	(3.35)	1.07	18.98	(8.00)
Total from investment operations	0.29	8.22	(3.06)	1.14	19.12	(7.76)
Distributions to shareholders from
Net investment income	0.00	(0.34)	(0.25)	(0.10)	(0.13)	(0.28)
Net realized gains	0.00	(0.49)	(1.91)	(2.60)	(0.01)	(0.31)
Total distributions to shareholders	0.00	(0.83)	(2.16)	(2.70)	(0.14)	(0.59)
Net asset value, end of period	$43.27	$42.98	$35.59	$40.81	$42.37	$23.39
Total return[2]	0.67%	23.35%	(7.41)%	2.56%	81.92%	(25.08)%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.26%	1.24%	1.27%	1.27%
Net expenses	1.24%	1.24%	1.26%	1.24%	1.27%	1.27%
Net investment income	0.90%	0.92%	0.82%	0.17%	0.43%	0.75%
Supplemental data
Portfolio turnover rate	10%	21%	22%	28%	40%	39%
Net assets, end of period (000s omitted)	$747,183	$800,716	$721,397	$797,067	$797,193	$381,058

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.63	$31.19	$36.04	$37.90	$20.99	$28.49
Net investment income (loss)	0.02 [1]	0.06 [1]	0.02 [1]	(0.22)[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	0.09	6.87	(2.96)	0.96	17.00	(7.18)
Total from investment operations	0.11	6.93	(2.94)	0.74	16.92	(7.19)
Distributions to shareholders from
Net realized gains	0.00	(0.49)	(1.91)	(2.60)	(0.01)	(0.31)
Net asset value, end of period	$37.74	$37.63	$31.19	$36.04	$37.90	$20.99
Total return[2]	0.29%	22.48%	(8.11)%	1.79%	80.71%	(25.65)%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.98%	2.01%	1.99%	2.01%	2.02%
Net expenses	1.98%	1.98%	2.01%	1.99%	2.01%	2.02%
Net investment income (loss)	0.13%	0.19%	0.06%	(0.58)%	(0.29)%	(0.04)%
Supplemental data
Portfolio turnover rate	10%	21%	22%	28%	40%	39%
Net assets, end of period (000s omitted)	$4,325	$5,680	$7,116	$10,792	$14,063	$11,419

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.29	$36.67	$41.98	$43.51	$24.00	$32.55
Net investment income	0.29 [1]	0.52 [1]	0.46	0.26 [1]	0.28	0.37
Net realized and unrealized gains (losses) on investments	0.10	8.11	(3.45)	1.10	19.49	(8.17)
Total from investment operations	0.39	8.63	(2.99)	1.36	19.77	(7.80)
Distributions to shareholders from
Net investment income	0.00	(0.52)	(0.41)	(0.29)	(0.25)	(0.44)
Net realized gains	0.00	(0.49)	(1.91)	(2.60)	(0.01)	(0.31)
Total distributions to shareholders	0.00	(1.01)	(2.32)	(2.89)	(0.26)	(0.75)
Net asset value, end of period	$44.68	$44.29	$36.67	$41.98	$43.51	$24.00
Total return[2]	0.88%	23.88%	(7.02)%	2.99%	82.77%	(24.78)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.83%	0.81%	0.84%	0.84%
Net expenses	0.82%	0.82%	0.83%	0.81%	0.84%	0.84%
Net investment income	1.32%	1.34%	1.25%	0.59%	0.84%	1.12%
Supplemental data
Portfolio turnover rate	10%	21%	22%	28%	40%	39%
Net assets, end of period (000s omitted)	$2,333,278	$2,338,678	$1,659,115	$1,764,529	$1,598,341	$580,535

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.28	$36.67	$41.96	$43.50	$24.00	$32.55
Net investment income	0.21 [1]	0.39 [1]	0.35 [1]	0.11 [1]	0.16 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.11	8.10	(3.46)	1.09	19.48	(8.18)
Total from investment operations	0.32	8.49	(3.11)	1.20	19.64	(7.92)
Distributions to shareholders from
Net investment income	0.00	(0.39)	(0.27)	(0.14)	(0.13)	(0.32)
Net realized gains	0.00	(0.49)	(1.91)	(2.60)	(0.01)	(0.31)
Total distributions to shareholders	0.00	(0.88)	(2.18)	(2.74)	(0.14)	(0.63)
Net asset value, end of period	$44.60	$44.28	$36.67	$41.96	$43.50	$24.00
Total return[2]	0.72%	23.47%	(7.33)%	2.62%	82.13%	(25.03)%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.17%	1.16%	1.19%	1.19%
Net expenses	1.16%	1.16%	1.17%	1.16%	1.18%	1.19%
Net investment income	0.97%	1.00%	0.91%	0.26%	0.51%	0.79%
Supplemental data
Portfolio turnover rate	10%	21%	22%	28%	40%	39%
Net assets, end of period (000s omitted)	$101,532	$110,130	$105,846	$135,870	$196,801	$105,286

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2024 (unaudited)	Year ended March 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.30	$36.68	$41.98	$43.52	$24.01	$32.56
Net investment income	0.26 [1]	0.48 [1]	0.44	0.22 [1]	0.25 [1]	0.31
Net realized and unrealized gains (losses) on investments	0.11	8.11	(3.46)	1.08	19.50	(8.14)
Total from investment operations	0.37	8.59	(3.02)	1.30	19.75	(7.83)
Distributions to shareholders from
Net investment income	0.00	(0.48)	(0.37)	(0.24)	(0.23)	(0.41)
Net realized gains	0.00	(0.49)	(1.91)	(2.60)	(0.01)	(0.31)
Total distributions to shareholders	0.00	(0.97)	(2.28)	(2.84)	(0.24)	(0.72)
Net asset value, end of period	$44.67	$44.30	$36.68	$41.98	$43.52	$24.01
Total return[2]	0.84%	23.77%	(7.11)%	2.87%	82.59%	(24.85)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.93%	0.91%	0.94%	0.94%
Net expenses	0.92%	0.92%	0.93%	0.91%	0.93%	0.94%
Net investment income	1.20%	1.25%	1.14%	0.49%	0.77%	1.07%
Supplemental data
Portfolio turnover rate	10%	21%	22%	28%	40%	39%
Net assets, end of period (000s omitted)	$2,295,986	$2,673,757	$2,726,372	$3,193,721	$3,102,741	$1,465,398

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
20 | Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $4,334,959,907 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,690,987,259
Gross unrealized losses	(551,476,291)
Net unrealized gains	$1,139,510,968
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Small Cap Value Fund | 21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$27,090,603	$0	$0	$27,090,603
Consumer discretionary	167,867,757	0	0	167,867,757
Consumer staples	598,415,408	0	0	598,415,408
Energy	285,017,127	0	0	285,017,127
Financials	1,175,291,034	1	38,175	1,175,329,210
Health care	272,808,162	0	0	272,808,162
Industrials	1,518,473,346	0	0	1,518,473,346
Information technology	278,723,448	0	0	278,723,448
Materials	969,181,994	0	0	969,181,994
Real estate	68,342,079	0	0	68,342,079
Utilities	23,983,974	0	0	23,983,974
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	89,729,017	0	0	89,729,017
Total assets	$5,474,923,949	$1	$38,175	$5,474,962,125
Liabilities
Written options	$478,750	$12,500	$0	$491,250
Total liabilities	$478,750	$12,500	$0	$491,250
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2024, the management fee was equivalent to an annual rate of 0.77% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
22 | Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.31%
Class C	2.06
Class R6	0.89
Administrator Class	1.20
Institutional Class	0.94
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2024, Allspring Funds Distributor received $682 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2024 were $552,585,507 and $859,327,560, respectively.
Allspring Special Small Cap Value Fund | 23

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2024, the Fund entered into written options for hedging purposes. The Fund had an average of 4,876 written option contracts during six months ended September 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2024, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of America Securities, Inc.	$491,250	$0	$(491,250)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special Small Cap Value Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Special Small Cap Value Fund | 27

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2000® Value Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for each share class, except the Administrator Class shares, which was higher than the median net operating expense ratio of the expense Group for that share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class, except the Administrator Class, which were higher than the average rates for the Fund’s expense Groups.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

28 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Special Small Cap Value Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0637 09-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: November 25, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: November 25, 2024